UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-8672

Exact name of registrant as specified in charter:  USAA LIFE INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA LIFE INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31, 2003

Date of reporting period:  JUNE 30, 2003




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA LIFE INVESTMENT TRUST - SEMIANNUAL REPORT FOR PERIOD ENDING JUNE 30, 2003


[LOGO OF USAA]
   USAA(R)

  USAA LIFE INSURANCE COMPANY
  VARIABLE ANNUITY AND
  VARIABLE UNIVERSAL LIFE

================================================================================

  SEMIANNUAL REPORTS FOR THE UNDERLYING FUNDS

  JUNE 30, 2003

                       THIS PAGE LEFT BLANK INTENTIONALLY

TABLE OF CONTENTS
================================================================================


USAA LIFE INVESTMENT TRUST

  President's Message ..................................................    A-1
  Market Conditions and Outlook ........................................    A-2
  USAA Life Fund Overviews .............................................    A-6
  Portfolios of Investments ............................................   A-17
  Notes to Portfolios of Investments ...................................   A-29
  Statements of Assets and Liabilities .................................   A-30
  Statements of Operations .............................................   A-31
  Statements of Changes in Net Assets ..................................   A-32
  Notes to Financial Statements ........................................   A-34

VANGUARD(R) VARIABLE INSURANCE FUND
  Market Perspectives ..................................................    B-3

MONEY MARKET PORTFOLIO
  A Look at Performance ................................................    B-4
  Portfolio Profile ....................................................    B-5
  Performance Summary ..................................................    B-6
  Financial Statements .................................................    B-6
  Statement of Operations ..............................................    B-9
  Statement of Changes in Net Assets ...................................    B-9
  Financial Highlights .................................................   B-10
  Notes to Financial Statements ........................................   B-10

HIGH YIELD BOND PORTFOLIO
  A Look at Performance ................................................   B-11
  Report from the Adviser ..............................................   B-13
  Portfolio Profile ....................................................   B-15
  Performance Summary ..................................................   B-16
  Financial Statements .................................................   B-16
  Statement of Operations ..............................................   B-23
  Statement of Changes in Net Assets ...................................   B-23
  Financial Highlights .................................................   B-24
  Notes to Financial Statements ........................................   B-25

                                     ------

TABLE OF CONTENTS
================================================================================

DIVERSIFIED VALUE PORTFOLIO
  A Look at Performance ................................................   B-26
  Report from the Adviser ..............................................   B-27
  Portfolio Profile ....................................................   B-28
  Performance Summary ..................................................   B-29
  Financial Statements .................................................   B-29
  Statement of Operations ..............................................   B-31
  Statement of Changes in Net Assets ...................................   B-31
  Financial Highlights .................................................   B-32
  Notes to Financial Statements ........................................   B-33

EQUITY INDEX PORTFOLIO
  A Look at Performance ................................................   B-34
  Portfolio Profile ....................................................   B-35
  Performance Summary ..................................................   B-36
  Financial Statements .................................................   B-36
  Statement of Operations ..............................................   B-41
  Statement of Changes in Net Assets ...................................   B-41
  Financial Highlights .................................................   B-42
  Notes to Financial Statements ........................................   B-43

MID-CAP INDEX PORTFOLIO
  A Look at Performance ................................................   B-44
  Portfolio Profile ....................................................   B-45
  Performance Summary ..................................................   B-46
  Financial Statements .................................................   B-46
  Statement of Operations ..............................................   B-51
  Statements of Changes to Net Assets ..................................   B-51
  Financial Highlights .................................................   B-52
  Notes to Financial Statements ........................................   B-53

SMALL COMPANY GROWTH PORTFOLIO
  A Look at Performance ................................................   B-54
  Report from the Adviser ..............................................   B-55
  Portfolio Profile ....................................................   B-56
  Performance Summary ..................................................   B-57
  Financial Statements .................................................   B-57
  Statement of Operations ..............................................   B-63

                                     ------

TABLE OF CONTENTS
================================================================================

  Statement of Changes in Net Assets ...................................   B-63
  Financial Highlights .................................................   B-64
  Notes to Financial Statements ........................................   B-65

INTERNATIONAL PORTFOLIO
  A Look at Performance ................................................   B-66
  Report from the Adviser ..............................................   B-67
  Portfolio Profile ....................................................   B-68
  Performance Summary ..................................................   B-70
  Financial Statements .................................................   B-70
  Statement of Operations ..............................................   B-73
  Statement of Changes in Net Assets ...................................   B-73
  Financial Highlights .................................................   B-74
  Notes to Financial Statements ........................................   B-75

REIT INDEX PORTFOLIO
  A Look at Performance ................................................   B-76
  Portfolio Profile ....................................................   B-77
  Performance Summary ..................................................   B-78
  Financial Statements .................................................   B-78
  Statement of Operations ..............................................   B-80
  Statement of Changes in Net Assets ...................................   B-80
  Financial Highlights .................................................   B-81
  Notes to Financial Statements ........................................   B-82

FIDELITY(R) VARIABLE INSURANCE PRODUCT
CONTRAFUND(R) PORTFOLIO - INITIAL CLASS
  Investment Summary ...................................................    C-3
  Investments ..........................................................    C-4
  Financial Statements .................................................   C-13
  Notes to Financial Statements ........................................   C-17

DYNAMIC CAP APPRECIATION PORTFOLIO - INITIAL CLASS
  Investment Summary ...................................................   C-25
  Investments ..........................................................   C-26
  Financial Statements .................................................   C-29
  Notes to Financial Statements ........................................   C-33

                                     ------

TABLE OF CONTENTS
================================================================================

EQUITY-INCOME PORTFOLIO - INITIAL CLASS
  Investment Summary ...................................................   C-39
  Investments ..........................................................   C-40
  Financial Statements .................................................   C-51
  Notes to Financial Statements ........................................   C-55

SCUDDER VARIABLE SERIES I (VSI)
CAPITAL GROWTH PORTFOLIO
  Management Summary ...................................................    D-3
  Investment Portfolio .................................................    D-4
  Financial Statements .................................................    D-7
  Financial Highlights .................................................   D-10
  Notes to Financial Statements ........................................   D-11

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO - CLASS O
  Letter to Shareholders ...............................................    E-2
  Schedule of Investments ..............................................    E-3
  Financial Highlights .................................................    E-5
  Statement of Assets and Liabilities ..................................    E-7
  Statement of Operations ..............................................    E-8
  Statement of Changes in Net Assets ...................................    E-9
  Notes to Financial Statements ........................................   E-10

   THIS REPORT IS FOR THE INFORMATION OF USAA LIFE VARIABLE ANNUITY AND VARIABLE
    UNIVERSAL LIFE CONTRACT OWNERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE
               CURRENTLY EFFECTIVE PROSPECTUS FOR EITHER PRODUCT.

THIS REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY
    A CURRENT PROSPECTUS, WHICH INCLUDES COMPLETE INFORMATION. THE USAA LIFE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE POLICY ARE DISTRIBUTED BY USAA
           INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

  THE VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS ALSO KNOWN IN SOME STATES AS
                         FLEXIBLE PREMIUM VARIABLE LIFE.

    NOT ALL USAA LIFE INSURANCE COMPANY PRODUCTS ARE AVAILABLE IN ALL STATES.

   A 10% FEDERAL PENALTY TAX MAY APPLY TO WITHDRAWALS MADE BEFORE AGE 59 1/2.

     MONEY NOT PREVIOUSLY TAXED IS TAXED AS ORDINARY INCOME WHEN WITHDRAWN.

                                     ------
                                        5

[LOGO OF USAA]
   USAA(R)

                                                                 USAA LIFE

                                                          INVESTMENT TRUST

================================================================================

                                                         SEMIANNUAL REPORT

                                                             JUNE 30, 2003

                       THIS PAGE LEFT BLANK INTENTIONALLY

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE

"SOME INVESTORS HAVE BEEN TEMPTED TO 'CHASE YIELDS.' HOWEVER, IF YOU INVEST IN A
  SECTOR WHILE IT IS OUTPERFORMING, YOU ASSUME A SIGNIFICANT AMOUNT OF RISK. AN
     ASSET ALLOCATION STRATEGY CAN HELP YOU REDUCE RISK, WHICH IS ESPECIALLY
                      IMPORTANT IN THESE UNCERTAIN TIMES."

The first half of 2003 was noteworthy for its drama. We witnessed the prelude to the war in Iraq and then the war itself. Equity investors, who had been anxious about the duration of the conflict, reacted with enthusiasm when the war appeared to be ending quickly. Stock prices generally rose and, except for some short-lived declines, continued to rise. By the end of June, it appeared that investor optimism, combined with the twin stimuli of fiscal and monetary policy, might have set the stage for the long-awaited economic recovery.

But when will the curtain actually rise? Certainly, we have been waiting longer than we would have liked or expected. And although productivity has improved and we have substantial manufacturing capacity (a result of the expansion of the 1990s), we believe two things must happen before we see a major upturn in the economy.

First, the unemployment rate must come down. Unfortunately, the current rebound has been "jobless." New jobs must be created if we are to see a sustained recovery. Second, corporations must begin to invest in their infrastructures. Since neither situation is likely to change overnight, we expect the rate of economic growth to be moderate, albeit steady, for the next quarter or two.

That said, it is important for investors to exercise patience and practice prudence. An asset allocation strategy can help give you the discipline to stick to your investment plan. Your plan can also help you manage risk, which is especially important in these uncertain times. Because money market interest rates are low, some investors have been tempted to "chase yields" and have moved into the high-yield bond market. However, if you invest in a sector while it is outperforming, you assume a significant amount of risk. You have no assurance that the sector will offer similar returns going forward.

Instead of going to the markets and taking on more risk, you sometimes have to let the markets come to you and your plan. At USAA, we are committed to helping you develop that plan and your investment objectives by providing you with our best advice and a market-tested portfolio management team. On behalf of all of us here at USAA, I would like to thank you for your business.

                                   Sincerely,

                                   /s/ Christopher W. Claus

                                   Christopher W. Claus
                                   President and Vice Chairman of the Board
                                   USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOR MORE COMPLETE INFORMATION ABOUT USAA LIFE VARIABLE PRODUCTS AND MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.

USAA LIFE'S VARIABLE PRODUCTS ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA), A REGISTERED BROKER DEALER.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK

STOCKS - In the first half of 2003, the U.S. stock market turned in its best performance since the late 1990s, giving rise to hopes that the long bear market in equities may finally have come to an end. Generally following Wall Street's lead, stocks in developed and emerging markets overseas also turned in positive performances.

                                    YTD TOTAL RETURN%
INDICES                              THROUGH 6-30-03
---------------------------------------------------------
S&P 500                                     11.75

Nasdaq Composite                            21.51

Russell 1000 (large cap stocks)             12.34

Russell 1000 Growth (large cap growth)      13.09

Russell 1000 Value (large cap value)        11.57

Russell 2000 (small cap stocks)             17.88

Russell 2000 Growth (small cap growth)      19.33

Russell 2000 Value (small cap value)        16.49

MSCI EAFE (Europe, Australia, Far East)      9.47

MSCI Emerging Market                        16.13

While the half-year returns are impressive, the market was nonetheless highly volatile, continuing to trade down in the first quarter of 2003 before staging a strong rally in the second quarter. In the first quarter, concerns ahead of the war in Iraq about its potential impact on the U.S. economy dominated market sentiment. With economic activity remaining muted, corporations stayed in a belt-tightening mode, so we did not see the employment and capital spending gains that typically accompany an economic recovery.

Sentiment changed dramatically in the wake of the successful military campaign in Iraq, better-than-expected first quarter corporate earnings, the enactment of the President's tax package, reinforcement of the belief that interest rates will stay low and signs that the economy was indeed recovering. As is often the case when the market turns, the laggards became the leaders, and technology shares were in the forefront of the second-quarter rally.

Sustaining and adding to the second quarter's gains in stock prices will require that economic activity strengthen in the months ahead and translate into better corporate profits and higher corporate capital expenditures. Several positive developments give us confidence that the economy should pick up in the second half of the year: the strong returns from stocks and bonds, a weaker dollar to help manufacturers, a narrowing of credit spreads to help corporate borrowers raise capital, and the stimulative effect of the recent tax cuts. In addition, there is the positive impact of the low interest rate environment and the Fed's clear willingness to support the recovery.

The road ahead is likely to remain volatile, however, especially in light of ongoing geo-political concerns. Investors who need long-term growth are encouraged to maintain exposure to equities within a diversified portfolio that is aligned with their goals, resources and risk tolerance.

BONDS - Bonds turned in another period of positive performance in the first half of 2003, supported by the continued decline in interest rates, with the yield on the 10-year U.S. Treasury reaching a 45-year low of 3.1% at mid-June.

                                      YTD TOTAL RETURN%
LEHMAN INDICES                         THROUGH 6-30-03
---------------------------------------------------------
U.S. Aggregate                               3.93

U.S. Treasury                                3.75

Mortgage-Backed Securities                   1.60

U.S. Investment-Grade Credit                 7.32

U.S. TIPS                                    6.34

U.S. High-Yield Corporate                   18.49

U.S. Credit - Utility Bonds                  9.81

However, interest rates were volatile, which is not unusual given the significant cross-currents in play. Perhaps the biggest factor driving interest rates lower was uncertainty--uncertainty about the U.S. economy, the war in Iraq, SARS and deflation. On the other side of the coin, bonds sold off at different points during the period when investors focused on intermittent signs of renewed economic growth and higher budget deficits. Over the six months, the 10-year Treasury traded in a relatively wide range of 4.2% to 3.1%.

         10-YEAR U.S. TREASURY BOND YIELD

          [CHART OF TREASURY BOND YIELD]

12/31/2002                                  3.816
  1/1/2003                                  3.819
  1/2/2003                                  4.032
  1/3/2003                                  4.019
  1/6/2003                                  4.054
  1/7/2003                                  4.007
  1/8/2003                                  4.019
  1/9/2003                                  4.181
 1/10/2003                                  4.134
 1/13/2003                                  4.122
 1/14/2003                                  4.079
 1/15/2003                                  4.062
 1/16/2003                                  4.079
 1/17/2003                                  4.011
 1/20/2003                                  4.017
 1/21/2003                                  3.972
 1/22/2003                                  3.916
 1/23/2003                                  3.937
 1/24/2003                                  3.93
 1/27/2003                                  3.964
 1/28/2003                                  3.97
 1/29/2003                                  4.023
 1/30/2003                                  3.963
 1/31/2003                                  3.964
  2/3/2003                                  3.994
  2/4/2003                                  3.924
  2/5/2003                                  3.997
  2/6/2003                                  3.947
  2/7/2003                                  3.931
 2/10/2003                                  3.966
 2/11/2003                                  3.959
 2/12/2003                                  3.91
 2/13/2003                                  3.879
 2/14/2003                                  3.995
 2/17/2003                                  3.964
 2/18/2003                                  3.951
 2/19/2003                                  3.884
 2/20/2003                                  3.869
 2/21/2003                                  3.89
 2/24/2003                                  3.846
 2/25/2003                                  3.822
 2/26/2003                                  3.767
 2/27/2003                                  3.739
 2/28/2003                                  3.692
  3/3/2003                                  3.675
  3/4/2003                                  3.648
  3/5/2003                                  3.63
  3/6/2003                                  3.658
  3/7/2003                                  3.643
 3/10/2003                                  3.562
 3/11/2003                                  3.583
 3/12/2003                                  3.583
 3/13/2003                                  3.747
 3/14/2003                                  3.702
 3/17/2003                                  3.84
 3/18/2003                                  3.907
 3/19/2003                                  3.986
 3/20/2003                                  3.955
 3/21/2003                                  4.105
 3/24/2003                                  3.967
 3/25/2003                                  3.944
 3/26/2003                                  3.93
 3/27/2003                                  3.925
 3/28/2003                                  3.9
 3/31/2003                                  3.798
  4/1/2003                                  3.811
  4/2/2003                                  3.93
  4/3/2003                                  3.911
  4/4/2003                                  3.954
  4/7/2003                                  3.979
  4/8/2003                                  3.934
  4/9/2003                                  3.898
 4/10/2003                                  3.944
 4/11/2003                                  3.973
 4/14/2003                                  4.016
 4/15/2003                                  3.987
 4/16/2003                                  3.94
 4/17/2003                                  3.958
 4/18/2003                                  3.958
 4/21/2003                                  3.983
 4/22/2003                                  3.966
 4/23/2003                                  3.977
 4/24/2003                                  3.921
 4/25/2003                                  3.89
 4/28/2003                                  3.903
 4/29/2003                                  3.929
 4/30/2003                                  3.838
  5/1/2003                                  3.842
  5/2/2003                                  3.925
  5/5/2003                                  3.886
  5/6/2003                                  3.786
  5/7/2003                                  3.677
  5/8/2003                                  3.683
  5/9/2003                                  3.681
 5/12/2003                                  3.644
 5/13/2003                                  3.604
 5/14/2003                                  3.522
 5/15/2003                                  3.532
 5/16/2003                                  3.42
 5/19/2003                                  3.487
 5/20/2003                                  3.356
 5/21/2003                                  3.398
 5/22/2003                                  3.316
 5/23/2003                                  3.337
 5/26/2003                                  3.334
 5/27/2003                                  3.412
 5/28/2003                                  3.425
 5/29/2003                                  3.337
 5/30/2003                                  3.372
  6/2/2003                                  3.41
  6/3/2003                                  3.331
  6/4/2003                                  3.295
  6/5/2003                                  3.344
  6/6/2003                                  3.353
  6/9/2003                                  3.278
 6/10/2003                                  3.192
 6/11/2003                                  3.212
 6/12/2003                                  3.165
 6/13/2003                                  3.114
 6/16/2003                                  3.173
 6/17/2003                                  3.262
 6/18/2003                                  3.363
 6/19/2003                                  3.339
 6/20/2003                                  3.367
 6/23/2003                                  3.313
 6/24/2003                                  3.251
 6/25/2003                                  3.405
 6/26/2003                                  3.543
 6/27/2003                                  3.543
 6/30/2003                                  3.515

                  [END OF CHART]

  Source: Bloomberg

However, with the general trend being one of lower rates, bonds as a whole did quite well, particularly those with high interest rate sensitivity which could not be called or pre-paid.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK

Because mortgage-backed securities such as GNMAs can be called or pre-paid, they under-performed other fixed-income securities. Many homeowners responded to lower interest rates by refinancing their mortgages. When homeowners refinance, they pay off their old mortgages and the proceeds are passed through to bondholders, who then must re-invest at current--in this case, lower--interest rates. This pre-payment risk serves to cap price increases of mortgage-backed securities, as was the case in the reporting period.

U.S. Treasury securities do not carry any pre-payment risk, and they have minimal credit risk because they have the backing of the full faith and credit of the U.S. Treasury. Therefore, their performance is highly interest-rate sensitive, and they again performed well as rates fell. One type of Treasury-issued security that did well during the reporting period was the Treasury Inflation-Protected Security (TIPS). TIPS are unique among fixed income securities because their principal is indexed to inflation. While there was little inflation evident in the period-in fact, fears of deflation were more pronounced in the minds of most investors--TIPS nonetheless performed well.

Corporate bonds were the stellar performers in the U.S. bond market in the first half of 2003, as lower interest rates helped corporations repair their balance sheets. As the credit risk of owning corporate bonds decreased, they rallied sharply along with the stock market, turning in one of their best periods ever. As is often the case when sentiment changes about credit risk, lower-rated bonds outperformed higher-rated bonds.

In June, the Federal Reserve Board (the Fed) cut interest rates for the 13th time since January 2001. With signs of economic stability now appearing, we believe that the Fed is likely to hold interest rates at current levels for the remainder of 2003. To be sure, a period of slow growth and low inflation could continue to produce positive returns for bonds for some time to come. However, with interest rates at multidecade lows, it is important for fixed income investors to maintain protection against rising rates, especially given the stimulative effect of Fed policy and fiscal (tax) policy. In this environment, we believe it is best to remain cautious, given that the role of fixed income securities in a portfolio is to provide income, diversification and stability.

          TREASURY YIELD CURVE

     [CHART OF TREASURY YIELD CURVE]

                 12/31/2002      6/30/2003      CHANGE
3 month            1.190           0.846        -0.3443
6 month            1.204           0.960        -0.2434
 2 year            1.598           1.300        -0.2982
 3 year            1.958           1.592        -0.3661
 5 year            2.734           2.409        -0.3246
10 year            3.814           3.513        -0.3005
30 year            4.779           4.557        -0.2224

               [END CHART]

  Source: Bloomberg

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK

THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

THE NASDAQ COMPOSITE IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES ON THE NASDAQ STOCK MARKET.

THE RUSSELL 1000 INDEX (LARGE CAP STOCKS) MEASURES STOCK PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 1000 GROWTH INDEX (LARGE CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 1000 VALUE INDEX (LARGE CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 INDEX (SMALL CAP STOCKS) MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 2000 GROWTH INDEX (SMALL CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 VALUE INDEX (SMALL CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI)-EAFA INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. AND CANADA.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKET INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE IN THE GLOBAL EMERGING MARKETS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASSTHROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN U.S. TREASURY INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX AND INCLUDES OBLIGATIONS OF THE U.S. TREASURY THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX AND COVERS THE MORTGAGE-BACKED PASSTHROUGH SECURITIES OF GINNIE MAE (GNMA), FANNIE MAE (FNMA) AND FREDDIE MAC (FHLMC), HAVING REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. INVESTMENT-GRADE INDEX INCLUDES BONDS ISSUED BY CORPORATIONS AND YANKEE ISSUES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. TIPS INDEX INCLUDES U.S. TREASURY INFLATION PROTECTED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS HIGH-YIELD CORPORATE INDEX COVERS THE UNIVERSE OF FIXED-RATE, NON-INVESTMENT-GRADE DEBTS THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

U.S. CREDIT-UTILITY BONDS ARE PUBLICLY ISSUED INVESTMENT-GRADE U.S. CORPORATE BONDS IN THE UTILITY SECTOR.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                                     ------

                       THIS PAGE LEFT BLANK INTENTIONALLY

                                    ------
                                      A-5

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND

    June 30, 2003                         AN OVERVIEW
--------------------------------------------------------------------------------

                 INVESTMENT PROGRAM

                 THE FUND INVESTS ITS ASSETS PRIMARILY IN THE COMMON STOCKS OF LARGE COMPANIES THAT ARE SELECTED FOR THEIR ATTRACTIVE GROWTH POTENTIAL.

                  COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

             [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                  USAA                             LIPPER VARIABE                    LIPPER VARIABLE
              LIFE AGGESSIVE   RUSSELL 2000(R)     ANNUITY MID-CAP     S&P 500(R)   ANNUITY LARGE-CAP   RUSSELL 1000(R)
               GROWTH FUND        INDEX           GROWTH FUNDS AVG*      INDEX      GROWTH FUNDS AVG*    GROWTH INDEX
               -----------        -----           ----------------       -----      -----------------    ------------
  5/1/1997      $10000.00       $10000.00        $10000.00             $10000.00    $10000.00          $10000.00
 5/31/1997       10670.00        11112.50         10934.89              10611.38     10680.19           10721.66
 6/30/1997       11160.00        11588.73         11359.49              11083.12     11091.96           11150.75
 7/31/1997       12060.00        12127.98         12164.51              11964.76     12129.34           12136.95
 8/31/1997       12330.00        12405.48         12081.07              11294.98     11620.92           11426.56
 9/30/1997       13530.00        13313.49         12833.29              11913.21     12278.25           11988.86
10/31/1997       12640.00        12728.64         12272.56              11515.79     11803.52           11545.74
11/30/1997       12120.00        12646.32         12269.46              12048.45     12004.77           12036.14
12/31/1997       11825.53        12867.66         12503.63              12255.21     12139.53           12170.98
 1/31/1998       11855.86        12664.59         12302.14              12390.63     12330.82           12534.92
 2/28/1998       13169.80        13601.05         13379.08              13283.78     13341.38           13477.82
 3/31/1998       13624.63        14161.99         14080.67              13963.48     13928.76           14015.10
 4/30/1998       13877.32        14240.35         14150.52              14106.46     14162.79           14209.04
 5/31/1998       12947.15        13473.41         13416.95              13864.33     13795.45           13805.85
 6/30/1998       13531.00        13501.75         14109.74              14427.08     14569.17           14651.40
 7/31/1998       12598.89        12408.74         13435.41              14274.60     14441.95           14554.42
 8/31/1998        9566.96         9999.21         10777.31              12212.26     12000.21           12370.15
 9/30/1998       10652.72        10781.73         11510.22              12995.26     12880.19           13320.39
10/31/1998       11472.16        11221.44         12092.77              14050.68     13727.63           14390.97
11/30/1998       12629.62        11809.36         12898.05              14901.92     14670.89           15485.63
12/31/1998       14207.04        12540.15         14446.52              15760.07     16218.25           16881.96
 1/31/1999       15743.49        12706.79         14883.11              16418.86     17254.92           17873.24
 2/28/1999       14319.71        11677.61         13927.74              15908.65     16550.59           17056.73
 3/31/1999       15477.17        11859.92         14892.52              16544.97     17551.97           17955.04
 4/30/1999       16368.31        12922.65         15537.81              17185.66     17828.64           17978.00
 5/31/1999       16063.13        13111.42         15535.59              16780.29     17283.83           17425.49
 6/30/1999       17980.81        13704.31         16586.08              17709.01     18478.14           18646.05
 7/31/1999       18176.70        13328.27         16309.31              17158.46     17887.40           18053.46
 8/31/1999       18156.08        12835.01         16254.52              17073.52     17816.21           18348.44
 9/30/1999       18238.56        12837.81         16447.51              16606.04     17780.61           17962.99
10/31/1999       19465.46        12889.81         17867.44              17656.44     19045.42           19319.52
11/30/1999       22187.33        13659.45         19677.91              18015.33     20139.82           20361.88
12/31/1999       27609.83        15205.70         23379.12              19074.92     22589.82           22479.68
 1/31/2000       28260.64        14961.51         23084.05              18116.66     21928.23           21425.64
 2/29/2000       35651.21        17432.20         28362.45              17774.08     23615.65           22473.04
 3/31/2000       30919.04        16282.88         27266.42              19511.78     24896.12           24081.57
 4/30/2000       25922.13        15303.05         24504.46              18924.96     23436.78           22935.66
 5/31/2000       23249.51        14411.17         22685.45              18537.00     22011.18           21780.71
 6/30/2000       29089.59        15667.40         25479.58              18993.53     23442.54           23431.42
 7/31/2000       28047.90        15163.33         24553.88              18696.85     22966.53           22454.62
 8/31/2000       32092.74        16320.31         27846.53              19857.54     24925.70           24487.74
 9/30/2000       31006.73        15840.65         26699.41              18809.46     23274.41           22171.33
10/31/2000       27593.55        15133.52         24625.77              18729.55     22208.24           21122.23
11/30/2000       21797.80        13580.04         19819.96              17254.12     19251.09           18008.67
12/31/2000       23348.37        14746.33         21096.47              17338.77     19347.32           17438.85
 1/31/2001       23777.61        15514.07         21721.56              17953.56     20029.61           18643.62
 2/28/2001       20038.71        14496.13         18334.91              16317.57     17160.94           15478.46
 3/31/2001       16875.89        13787.04         16013.56              15284.42     15538.73           13794.13
 4/30/2001       19632.06        14865.59         18218.82              16471.24     17324.85           15538.71
 5/31/2001       20147.83        15230.98         18216.38              16581.74     17197.00           15310.03
 6/30/2001       20464.23        15756.90         18172.10              16178.30     16626.62           14955.47
 7/31/2001       18916.13        14903.99         17218.69              16018.98     15964.18           14581.70
 8/31/2001       17221.14        14422.61         15956.04              15017.17     14633.66           13389.28
 9/30/2001       14769.05        12481.15         13544.09              13804.60     13153.70           12052.48
10/31/2001       15853.84        13211.55         14454.75              14067.99     13672.89           12684.81
11/30/2001       17379.34        14234.35         15678.94              15146.83     14920.21           13903.38
12/31/2001       17876.54        15112.94         16222.49              15279.60     15033.98           13877.25
 1/31/2002       17029.04        14955.75         15570.82              15056.74     14608.86           13632.09
 2/28/2002       15876.44        14545.86         14772.50              14766.30     13963.02           13066.37
 3/31/2002       17051.64        15714.94         15711.32              15321.72     14586.50           13518.31
 4/30/2002       16384.94        15858.16         15200.32              14393.21     13573.82           12415.01
 5/31/2002       15729.54        15154.35         14793.68              14287.54     13300.25           12114.66
 6/30/2002       14418.75        14402.42         13544.89              13270.19     12195.76           10993.99
 7/31/2002       12983.65        12227.22         12136.28              12236.03     11181.64           10389.60
 8/31/2002       13040.15        12196.08         11973.68              12316.13     11244.92           10420.65
 9/30/2002       12622.06        11320.23         11139.50              10978.95     10254.43            9339.73
10/31/2002       13017.55        11683.18         11742.12              11944.22     11072.96           10196.48
11/30/2002       12983.65        12725.83         12434.07              12646.56     11587.76           10750.30
12/31/2002       12384.76        12017.27         11690.98              11903.98     10756.02           10007.71
 1/31/2003       12181.36        11684.66         11494.59              11592.74     10549.35            9764.88
 2/28/2003       12079.66        11331.61         11347.26              11418.54     10456.39            9720.03
 3/31/2003       12588.16        11477.52         11523.47              11529.09     10666.53            9900.94
 4/30/2003       13254.85        12565.79         12340.90              12478.30     11475.63           10632.98
 5/31/2003       14079.75        13914.26         13333.74              13135.12     12077.21           11163.72
 6/30/2003       14271.85        14166.06         13556.64              13302.91     12179.79           11317.44

                                 [END OF CHART]

                   Data represent the last business day of each month.

                  *Total returns may change over time due to funds being added or deleted from the category.

                  THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE AGGRESSIVE GROWTH FUND TO THE LIPPER VARIABLE ANNUITY MID-CAP GROWTH FUNDS AVERAGE, THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE, THE S&P 500(R) INDEX, THE RUSSELL 2000(R) INDEX, AND THE RUSSELL 1000(R) GROWTH INDEX.

                  THE LIPPER VARIABLE ANNUITY MID-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MID-CAP GROWTH FUNDS, AND THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT LARGE-CAP GROWTH FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS. THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE HAS REPLACED THE LIPPER VARIABLE ANNUITY MID-CAP GROWTH FUNDS AVERAGE. THE CHANGE TO THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE WAS MADE BECAUSE MARSICO (SEE "PORTFOLIO STRATEGY" ON NEXT PAGE) USES AN INVESTMENT STYLE MORE CLOSELY CORRELATED TO THE MANAGEMENT STYLE WITHIN THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE.

                  THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

                  THE RUSSELL 2000 INDEX (SMALL CAP STOCKS) MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, AND THE RUSSELL 1000 GROWTH INDEX (LARGE CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 GROWTH INDEX HAS REPLACED THE RUSSELL 2000 INDEX AND THE S&P 500 Index AS THE FUND'S COMPARABLE BROAD-BASED INDEX. THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE CAP GROWTH STOCKS, WHICH PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND THAN THE RUSSELL 2000 INDEX OR THE S&P 500 Index.

                  THE CALCULATIONS FOR ALL INDEXES ARE BASED ON A STARTING DATE OF MAY 1, 1997, WHEREAS THE CALCULATIONS FOR THE USAA LIFE AGGRESSIVE GROWTH FUND ARE BASED ON A STARTING DATE OF MAY 5, 1997. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

                  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

--------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2003
--------------------------------------------------

DECEMBER 31, 2002 TO JUNE 30, 2003        15.24%*

ONE-YEAR:                                 -1.02%

THREE-YEAR:                              -21.13%

FIVE-YEAR:                                 1.07%

SINCE INCEPTION MAY 1, 1997:               5.94%

                 *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
                  ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING REINVESTMENT OF ALL DIVIDEND INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND

                           AN OVERVIEW (Continued)             JUNE 30, 2003
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE

For the six months ended June 30, 2003, the USAA Life Aggressive Growth Fund had a total return of 15.24%. This compares to a total return of 13.09% for the Russell 1000 Growth Index, 12.87% for the Lipper Variable Annuity Large-Cap Growth Funds Average, 11.75% for the S&P 500 Index, and 17.88% for the Russell 2000 Index.

PORTFOLIO STRATEGY

The Fund's strong absolute and relative performance during the reporting period was supported by both strategic positioning and individual holdings. Pharmaceutical and biotechnology companies were particularly strong areas for the Fund, with aggregate holdings up 45% during the period, led by Genentech, Inc. Conversely, the Fund's investments in health care equipment and services detracted from performance, and the primary culprit, HCA Corp.(-24%), was sold prior to the end of the period. Stock selection in consumer durables was a positive performance factor, with our holding of Lennar Corp.(Class A shares), a homebuilder, posting a return of more than 50%. Positions in select financial services also helped performance relative to the benchmark, as did an underweight stance in the food and tobacco sector. Although certain of the Fund's technology holdings did well, specifically Electronic Arts, Inc. and Dell Computer Corp., stock selection in technology hardware and equipment was detrimental to relative performance, and several of the worst performers--Intuit (-16%), Qualcomm (-9%) and Hewlett Packard (-10%)--were sold. In the aerospace/defense portion of the capital goods sector, Lockheed Martin and General Dynamics traded down sharply early in the year and were sold in the first quarter of 2003.

As of June 30, 2003, the Fund's investment posture reflected five areas of emphasis in terms of sector allocation: consumer discretionary, health care, financials, information technology and, within the industrials sector, transportation companies.

Our investment outlook continues to be anchored by the premise that there appears to be a favorable backdrop longer-term for equity returns, despite the possibility of short-term downturns. This view reflects our positive reaction to factors such as low interest rates, constrained inflation, accommodative monetary policy, fiscal stimulus, strong productivity gains, improving consumer confidence and a decline in deflationary forces. We are balancing these positive elements with an objective, thoughtful assessment of the potential risks to stock prices, including geo-political concerns, subdued economic growth and unsettled labor markets. On the whole, we believe that equities appear relatively attractive, and that stock market performance in the second quarter of 2003 may serve as an important catalyst moving forward.

 TOP 10 INDUSTRIES OF EQUITY HOLDINGS
 AS OF JUNE 30, 2003
-------------------------------------------------------

                                             % of
                                          Net Assets
Biotechnology                                8.8%

Movies & Entertainment                       6.5

Consumer Finance                             6.0

Managed Health Care                          5.1

Other Diversified Financial Services         4.8

Industrial Conglomerates                     4.5

Communications Equipment                     4.2

Internet Retail                              3.9

Health Care Services                         3.5

Home Entertainment Software                  3.4

 TOP 10 EQUITY HOLDINGS
 AS OF JUNE 30, 2003
-------------------------------------------------------

                                             % of
                                          Net Assets
SLM Corp.                                    6.0%

UnitedHealth Group, Inc.                     5.1

Viacom, Inc. "B"                             5.0

Genentech, Inc.                              4.9

Citigroup, Inc.                              4.8

General Electric Co.                         4.5

Amgen, Inc.                                  3.7

Cisco Systems, Inc.                          3.6

Electronic Arts, Inc.                        3.4

FedEx Corp.                                  3.2

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S HOLDING.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND

    JUNE 30, 2003                         AN OVERVIEW
--------------------------------------------------------------------------------

                 INVESTMENT PROGRAM

                 THE FUND INVESTS ITS ASSETS IN A DIVERSIFIED PROGRAM WITHIN ONE MUTUAL FUND BY ALLOCATING THE FUND'S ASSETS, UNDER NORMAL MARKET CONDITIONS, IN APPROXIMATELY 60% EQUITY SECURITIES (SELECTED FOR THEIR POTENTIAL RETURN) AND APPROXIMATELY 40% IN DEBT SECURITIES OF VARYING MATURITIES.

                  COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

             [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                                    USAA LIFE          LIPPER VARIABLE   LEHMAN BROTHERS
                 S&P 500        RUSSELL 3000(R)    DIVERSIFIED         ANNUITY BALANCED  U.S. AGGREGATE
                  INDEX            INDEX           ASSETS FUND          FUNDS AVERAGE*     BOND INDEX
                  -----            -----           -----------          -------------      ----------
  1/1/1995      $10000.00        $10000.00          $10000.00            $10000.00          $10000.00
   1/31/95       10259.15         10219.11           10120.00             10121.94           10197.90
 2/28/1995       10658.57         10636.01           10330.00             10413.65           10440.37
 3/31/1995       10972.59         10900.58           10550.00             10610.11           10504.42
 4/30/1995       11295.45         11185.58           10860.00             10808.71           10651.15
 5/31/1995       11746.22         11591.93           11240.00             11178.27           11063.32
 6/30/1995       12018.58         11927.15           11300.00             11402.38           11144.43
 7/31/1995       12416.96         12406.09           11450.00             11663.00           11119.54
 8/31/1995       12447.96         12516.20           11640.00             11753.63           11253.74
 9/30/1995       12972.99         13001.19           11970.00             12010.56           11363.22
10/31/1995       12926.64         12888.91           11890.00             11979.27           11511.00
11/30/1995       13493.45         13460.55           12270.00             12335.54           11683.49
12/31/1995       13753.37         13680.42           12633.12             12484.64           11847.46
 1/31/1996       14220.93         14077.50           12833.81             12713.31           11926.13
 2/29/1996       14353.23         14285.15           12844.38             12753.96           11718.83
 3/31/1996       14491.42         14428.75           13108.45             12812.20           11637.37
 4/30/1996       14704.87         14702.34           13002.82             12921.56           11571.92
 5/31/1996       15083.46         15078.60           13150.70             13090.36           11548.42
 6/30/1996       15140.96         15029.91           13340.83             13096.88           11703.51
 7/31/1996       14472.41         14243.12           13002.82             12755.27           11735.54
 8/31/1996       14778.14         14675.20           13192.95             12994.91           11715.87
 9/30/1996       15609.15         15473.90           13678.84             13521.89           11920.04
10/31/1996       16039.49         15756.77           14059.10             13762.98           12184.08
11/30/1996       17250.82         16868.21           14650.62             14369.72           12392.78
12/31/1996       16909.09         16665.05           14440.15             14151.50           12277.55
 1/31/1997       17964.92         17587.26           14808.13             14591.47           12315.15
 2/28/1997       18105.96         17606.48           14964.24             14555.98           12345.78
 3/31/1997       17363.40         16809.79           14573.96             14114.55           12208.97
 4/30/1997       18399.05         17637.80           14941.93             14557.19           12391.74
 5/31/1997       19523.93         18842.44           15616.42             15181.82           12508.88
 6/30/1997       20391.89         19625.76           16051.17             15646.01           12657.35
 7/31/1997       22014.03         21164.32           16863.45             16560.32           12998.68
 8/31/1997       20781.69         20305.92           16337.18             16049.16           12887.80
 9/30/1997       21919.19         21457.34           16966.41             16656.55           13077.87
10/31/1997       21187.97         20736.60           16783.36             16389.30           13267.60
11/30/1997       22168.00         21530.56           17183.79             16636.01           13328.69
12/31/1997       22548.44         21961.83           17428.84             16846.24           13462.89
 1/31/1998       22797.59         22075.65           17609.39             16992.79           13635.73
 2/28/1998       24440.90         23654.84           18319.54             17677.33           13625.46
 3/31/1998       25691.47         24827.19           18813.04             18210.08           13672.28
 4/30/1998       25954.56         25071.30           18849.15             18331.98           13743.65
 5/31/1998       25509.05         24452.61           18817.00             18198.78           13874.02
 6/30/1998       26544.45         25279.42           18913.38             18614.42           13991.68
 7/31/1998       26263.92         24820.42           18503.79             18412.52           14021.44
 8/31/1998       22469.40         21018.27           16973.85             16801.46           14249.63
 9/30/1998       23910.05         22452.02           17576.19             17556.25           14583.30
10/31/1998       25851.92         24156.27           18142.38             18176.88           14506.20
11/30/1998       27418.11         25633.71           18865.19             18872.60           14588.53
12/31/1998       28997.04         27262.94           19107.81             19609.82           14632.39
 1/31/1999       30209.14         28189.12           19171.21             20023.04           14736.82
 2/28/1999       29270.41         27190.63           18981.02             19473.06           14479.57
 3/31/1999       30441.18         28188.33           19488.19             20018.65           14559.81
 4/30/1999       31619.99         29460.70           20730.77             20626.41           14605.93
 5/31/1999       30874.15         28900.78           20608.25             20274.02           14478.00
 6/30/1999       32582.91         30361.30           21123.79             20927.62           14431.88
 7/31/1999       31569.95         29440.68           20608.25             20513.08           14370.43
 8/31/1999       31413.66         29105.92           20309.78             20278.86           14363.12
 9/30/1999       30553.55         28362.01           19848.50             20070.80           14529.87
10/31/1999       32486.17         30141.05           20255.51             20705.48           14583.48
11/30/1999       33146.51         30984.59           20214.81             20956.41           14582.44
12/31/1999       35096.05         32961.64           20555.48             21727.62           14512.12
 1/31/2000       33332.95         31669.50           20008.88             21166.74           14464.60
 2/29/2000       32702.63         31963.04           19478.85             21187.21           14639.53
 3/31/2000       35899.82         34466.98           20919.88             22355.43           14832.38
 4/30/2000       34820.13         33252.36           20886.76             21884.48           14789.91
 5/31/2000       34106.31         32318.40           20918.49             21549.24           14783.13
 6/30/2000       34946.30         33275.27           21117.40             22048.24           15090.69
 7/31/2000       34400.43         32687.13           20885.34             21982.87           15227.67
 8/31/2000       36535.99         35111.28           21465.49             22957.09           15448.38
 9/30/2000       34607.62         33521.52           21051.10             22371.70           15545.50
10/31/2000       34460.59         33044.23           21216.86             22263.67           15648.37
11/30/2000       31745.94         29998.49           21017.95             21403.47           15904.24
12/31/2000       31901.68         30502.62           21382.61             21876.52           16199.27
 1/31/2001       33032.84         31546.07           23007.03             22353.75           16464.18
 2/28/2001       30022.79         28663.78           22542.91             21429.44           16607.61
 3/31/2001       28121.89         26795.30           22261.12             20684.41           16690.98
 4/30/2001       30305.52         28944.15           23189.36             21539.88           16621.71
 5/31/2001       30508.82         29176.62           23791.38             21694.73           16721.96
 6/30/2001       29766.54         28638.63           23473.42             21397.75           16785.15
 7/31/2001       29473.40         28166.64           23884.90             21393.88           17160.42
 8/31/2001       27630.17         26503.79           23529.53             20767.94           17356.93
 9/30/2001       25399.15         24165.49           22238.96             19775.09           17559.18
10/31/2001       25883.76         24727.73           22650.44             20179.21           17926.62
11/30/2001       27868.72         26632.33           23978.42             20942.29           17679.46
12/31/2001       28113.01         27007.72           24240.28             21027.88           17567.19
 1/31/2002       27702.97         26669.05           23997.13             20866.40           17709.40
 2/28/2002       27168.60         26123.69           23660.45             20709.54           17881.02
 3/31/2002       28190.50         27269.09           24296.39             21084.73           17583.55
 4/30/2002       26482.13         25838.44           23810.09             20578.30           17924.53
 5/31/2002       26287.72         25539.08           24070.30             20533.74           18076.83
 6/30/2002       24415.89         23700.66           22514.12             19678.25           18233.14
 7/31/2002       22513.13         21816.38           21463.19             18811.10           18453.15
 8/31/2002       22660.51         21919.44           21645.08             18963.35           18764.71
 9/30/2002       20200.23         19616.36           20472.89             17919.83           19068.62
10/31/2002       21976.23         21178.34           21180.25             18585.14           18981.76
11/30/2002       23268.46         22459.87           22150.34             19193.68           18976.72
12/31/2002       21902.19         21190.10           21483.40             18717.63           19368.70
 1/31/2003       21329.53         20671.59           21139.83             18457.22           19385.23
 2/28/2003       21009.02         20331.51           21119.62             18375.04           19653.46
 3/31/2003       21212.43         20545.31           21200.46             18463.49           19638.31
 4/30/2003       22958.89         22223.00           22251.39             19406.04           19800.36
 5/31/2003       24167.38         23564.47           23279.65             20248.69           20169.54
 6/30/2003       24476.10         23882.47           23551.56             20382.53           20129.51

                                 [END OF CHART]

                   Data represent the last business day of each month.
                  *Total returns may change over time due to funds being added or deleted from the category.

                  THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE DIVERSIFIED ASSETS FUND TO THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE AND THREE INDUSTRY INDEXES THAT MOST CLOSELY RESEMBLE THE HOLDINGS OF THIS FUND.

                  THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE RUSSELL 3000 INDEX REPLACED THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX.

                  THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT BALANCED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

                  THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

                  THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

                  THE 1995 CALCULATIONS FOR ALL INDEXES AND AVERAGES ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE DIVERSIFIED ASSETS FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995--THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

                  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                  --------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS
                  AS OF JUNE 30, 2003
                  --------------------------------------------------

                  DECEMBER 31, 2002 TO JUNE 30, 2003        9.63%*

                  ONE-YEAR:                                 4.61%

                  THREE-YEAR:                               3.70%

                  FIVE-YEAR:                                4.48%

                  SINCE INCEPTION JANUARY 5, 1995:         10.62%

                  *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                  THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING REINVESTMENT OF ALL DIVIDEND INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND

                           AN OVERVIEW (Continued)             June 30, 2003
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2003, the USAA Diversified Assets Fund had a total return of 9.63%. This compares to a total return of 8.87% for the Lipper Variable Annuity Balanced Funds Average, 3.93% for the Lehman Brothers U.S. Aggregate Bond Index, 12.71% for the Russell 3000 Index and 11.75% for the S&P 500 Index.

-------------------------------------------------------
ASSET ALLOCATION
AS OF JUNE 30, 2003
-------------------------------------------------------

         [PIE CHART OF ASSET ALLOCATION]

Stocks                                      61.8%
Bonds                                       34.2%
Money Market Instruments                     3.5%

             [END PIE CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

PORTFOLIO STRATEGY
STOCKS - The stock portion of the Fund began the year with a somewhat defensive posture in light of geo-political events and concerns about the strength of the U.S. economic recovery. However, as the reporting period progressed, we adjusted the portfolio in anticipation of improving economic developments. For the six-month period, the Fund benefited from strong stock selection in the consumer discretionary sector and an underweight position in telecommunications, which was the poorest-performing sector in the Russell 3000 Index. Stock selection in health care was a net positive, supported by holdings in Wyeth and Pfizer, Inc., even though several other health care holdings, such as HCA, which was sold prior to the end of the period, and Schering Plough Corp., didn't fare as well. Stock selection in the consumer staples sector was detrimental during the period. An overweight position in the materials sector was a drag on performance because of the slow pace of economic recovery, while our holdings in information technology did not do as well as the sector as a whole. Moving forward, we believe that the breadth of the recent gains is telling us that the worst of the three-year bear market is behind us. However, we're continuing to manage risk by avoiding companies with high debt levels and high fixed cost structures and focusing on those that can deliver revenue growth despite slower overall economic growth.

BONDS - The bond portion of the Fund did extremely well during the reporting period, largely because of its corporate bond holdings. The bond portion had more than double the weighting of corporate bonds as the Lehman Brothers U.S. Aggregate Bond Index, and therefore benefited as corporate bonds rallied with the stock market and turned in one of their best performance periods ever. The Fund also was helped by our position in Treasury Inflation Protected Securities
(TIPS). Going forward, we are mindful that the 20-year era of falling interest rates may be near its end. As such, we are attempting to strike the right balance by keeping our interest rate sensitivity relatively low and using our strong credit research and analysis capabilities to select and monitor individual corporate bonds for the Fund.

 TOP 5 DEBT HOLDINGS
 AS OF JUNE 30, 2003
-------------------------------------------------------

                                             % of
                                          Net Assets
Detroit Edison Securitization
Funding, LLC                                 2.9%

Devon Financing Corp., ULC, Notes            2.9

Imperial Bancorp,
Subordinated Notes                           2.9

Waste Management, Inc.,
Senior Notes                                 2.9

El Paso Electric Co., First
Mortgage Bond                                2.8

 TOP 10 INDUSTRIES*
 AS OF JUNE 30, 2003
-------------------------------------------------------

                                             % of
                                          Net Assets
Pharmaceuticals                              6.5%

Diversified Banks                            5.3

Other Diversified Financial Services         4.6

Electric Utilities                           3.9

Asset Backed Financing                       3.8

Oil & Gas Exploration
& Production                                 3.7

Environmental Services                       3.4

Metal & Glass Containers                     3.1

Consumer Finance                             2.9

Commercial Mortgage-Backed Securities        2.8

 TOP 10 EQUITY HOLDINGS
 AS OF JUNE 30, 2003
-------------------------------------------------------

                                             % of
                                          Net Assets
Microsoft Corp.                              2.3%

Pfizer, Inc.                                 2.2

Citigroup, Inc.                              2.0

General Electric Co.                         1.7

American International Group, Inc.           1.4

Exxon Mobil Corp.                            1.4

AOL Time Warner, Inc.                        1.2

Wyeth                                        1.2

Abbott Laboratories                          1.1

Merrill Lynch & Co., Inc.                    1.0

* 9.5% OF THE FUND IS IN U.S. GOVERNMENT INVESTMENTS AS OF JUNE 30, 2003.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S HOLDINGS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND

    JUNE 30, 2003                         AN OVERVIEW
--------------------------------------------------------------------------------

                 INVESTMENT PROGRAM

                 THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES THAT SHOW THE BEST POTENTIAL FOR TOTAL RETURN THROUGH A COMBINATION OF CAPITAL APPRECIATION AND INCOME.

                  COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

             [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                               LIPPER VARIABLE           USAA LIFE
                   S&P 500     RUSSELL 3000    ANNUITY MULTI-CAP      GROWTH AND INCOME
                    INDEX         INDEX        CORE FUNDS AVG*             FUND
                    -----         -----        --------------              ----
  1/1/1995         $10000        $10000             $10000                $10000
   1/31/95          10259         10219               9993                 10150
 2/28/1995          10659         10636              10325                 10480
 3/31/1995          10973         10901              10602                 10720
 4/30/1995          11295         11186              10859                 11080
 5/31/1995          11746         11592              11201                 11410
 6/30/1995          12019         11927              11611                 11650
 7/31/1995          12417         12406              12150                 11990
 8/31/1995          12448         12516              12264                 12190
 9/30/1995          12973         13001              12582                 12530
10/31/1995          12927         12889              12368                 12230
11/30/1995          13493         13461              12797                 12900
12/31/1995          13753         13680              12840                 13172
 1/31/1996          14221         14077              13129                 13475
 2/29/1996          14353         14285              13387                 13632
 3/31/1996          14491         14429              13569                 14124
 4/30/1996          14705         14702              13923                 14301
 5/31/1996          15083         15079              14220                 14490
 6/30/1996          15141         15030              14072                 14500
 7/31/1996          14472         14243              13375                 13841
 8/31/1996          14778         14675              13824                 14343
 9/30/1996          15609         15474              14567                 15033
10/31/1996          16039         15757              14750                 15357
11/30/1996          17251         16868              15666                 16340
12/31/1996          16909         16665              15475                 16351
 1/31/1997          17965         17587              16206                 17024
 2/28/1997          18106         17606              16074                 17165
 3/31/1997          17363         16810              15390                 16676
 4/30/1997          18399         17638              16044                 17176
 5/31/1997          19524         18842              17191                 18401
 6/30/1997          20392         19626              17876                 19111
 7/31/1997          22014         21164              19367                 20378
 8/31/1997          20782         20306              18781                 19767
 9/30/1997          21919         21457              19793                 20640
10/31/1997          21188         20737              18950                 19810
11/30/1997          22168         21531              19311                 20400
12/31/1997          22548         21962              19536                 20671
 1/31/1998          22798         22076              19556                 20510
 2/28/1998          24441         23655              21012                 21993
 3/31/1998          25691         24827              21942                 23132
 4/30/1998          25955         25071              22218                 23270
 5/31/1998          25509         24453              21564                 22689
 6/30/1998          26544         25279              22192                 22700
 7/31/1998          26264         24820              21673                 21525
 8/31/1998          22469         21018              17940                 18244
 9/30/1998          23910         22452              18863                 18838
10/31/1998          25852         24156              20324                 20315
11/30/1998          27418         25634              21462                 21537
12/31/1998          28997         27263              22903                 22103
 1/31/1999          30209         28189              23812                 22712
 2/28/1999          29270         27191              22838                 22139
 3/31/1999          30441         28188              23839                 23223
 4/30/1999          31620         29461              24879                 24904
 5/31/1999          30874         28901              24652                 24607
 6/30/1999          32583         30361              26186                 25780
 7/31/1999          31570         29441              25535                 24974
 8/31/1999          31414         29106              25116                 24375
 9/30/1999          30554         28362              24703                 23543
10/31/1999          32486         30141              26038                 24509
11/30/1999          33147         30985              27105                 24570
12/31/1999          35096         32962              29659                 25346
 1/31/2000          33333         31670              28783                 24278
 2/29/2000          32703         31963              30377                 23088
 3/31/2000          35900         34467              32436                 25697
 4/30/2000          34820         33252              30888                 25724
 5/31/2000          34106         32318              29845                 25931
 6/30/2000          34946         33275              31109                 25836
 7/31/2000          34400         32687              30497                 25294
 8/31/2000          36536         35111              32763                 26595
 9/30/2000          34608         33522              30930                 25606
10/31/2000          34461         33044              30478                 26257
11/30/2000          31746         29998              27652                 25321
12/31/2000          31902         30503              28716                 26284
 1/31/2001          33033         31546              29757                 26880
 2/28/2001          30023         28664              27386                 25674
 3/31/2001          28122         26795              25489                 24576
 4/30/2001          30306         28944              27670                 26460
 5/31/2001          30509         29177              27839                 26531
 6/30/2001          29767         28639              27465                 25807
 7/31/2001          29473         28167              26936                 25981
 8/31/2001          27630         26504              25381                 24418
 9/30/2001          25399         24165              22735                 22377
10/31/2001          25884         24728              23412                 22666
11/30/2001          27869         26632              25081                 24432
12/31/2001          28113         27008              25653                 24736
 1/31/2002          27703         26669              25175                 24331
 2/28/2002          27169         26124              24550                 24041
 3/31/2002          28191         27269              25722                 24780
 4/30/2002          26482         25838              24439                 23520
 5/31/2002          26288         25539              24185                 23337
 6/30/2002          24416         23701              22241                 21603
 7/31/2002          22513         21816              20283                 20021
 8/31/2002          22661         21919              20387                 20096
 9/30/2002          20200         19616              18391                 18046
10/31/2002          21976         21178              19536                 19312
11/30/2002          23268         22460              20811                 20684
12/31/2002          21902         21190              19558                 19417
 1/31/2003          21330         20672              19123                 18860
 2/28/2003          21009         20332              18792                 18543
 3/31/2003          21212         20545              18849                 18664
 4/30/2003          22959         22223              20340                 20081
 5/31/2003          24167         23564              21778                 21305
 6/30/2003          24476         23882              22118                 21736

                                 [END OF CHART]

                  Data represent the last business day of each month.
                 *Total returns may change over time due to funds being added or deleted from the category.

                 THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE GROWTH AND INCOME FUND TO THE S&P 500 INDEX, THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE AND THE RUSSELL 3000 INDEX.

                 THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE RUSSELL 3000 INDEX REPLACED THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX.

                 THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MULTI-CAP CORE FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

                 THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

                 THE 1995 CALCULATIONS FOR ALL INDICES ARE BASED ON A FULL CALENDAR YEAR 1995, WHEREAS THE CALCULATIONS FOR THE USAA LIFE GROWTH AND INCOME FUND ARE BASED ON A STARTING DATE OF JANUARY 5, 1995--THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

                 IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 --------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS
                 AS OF JUNE 30, 2003
                 --------------------------------------------------

                 DECEMBER 31, 2002 TO JUNE 30, 2003       11.94%*

                 ONE-YEAR:                                 0.61%

                 FIVE-YEAR:                               -0.86%

                 SINCE INCEPTION JANUARY 5, 1995:          9.58%

                 *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
                  ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING REINVESTMENT OF ALL DIVIDEND INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND

                           AN OVERVIEW (Continued)             June 30, 2003
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2003, the USAA Life Growth & Income Fund had a total return of 11.94%. This compares to a total return of 11.75% for the S&P 500, 12.47% for the Lipper Variable Annuity Multi-Cap Core Funds Average, and 12.71% for the Russell 3000 Index.

PORTFOLIO STRATEGY
The Fund began the year with a somewhat defensive posture in light of geo-political events and concerns about the strength of the U.S. economic recovery. However, as the reporting period progressed, we adjusted the portfolio in anticipation of improving economic developments.

For the period, the Fund benefited from strong stock selection in the consumer discretionary sector, with Home Depot, Inc., Comcast Corp. and AOL Time
Warner, Inc. among the major contributors to performance. Home Depot benefited from improved sales and progress on its turnaround plan, while Comcast's integration of ATT's cable business continued to go well. For its part, AOL Time Warner continued its turnaround as the Time Warner businesses sustained healthy growth rates, and the AOL division benefited from cost-cutting and an improved advertising environment. The Fund was aided by an underweight position in telecommunications, which was the poorest-performing sector in the Russell 3000 Index. The Fund also benefited from positive stock selection in health care:
Wyeth was strong because of expected drug launches and increased sales, and Pfizer, Inc. reported good earnings results. However, several other health care holdings performed poorly, as they experienced disappointing earnings. Stock selection in the consumer staples sector was detrimental during the period, as our position in Safeway, Inc., which was sold prior to the end of the period, was the single largest detractor from performance. Safeway was weak because of lower store sales and continued weak financial results, as well as increased competitive pressures. An overweight position (relative to the benchmark) in the materials sector was a drag on performance because of the slow pace of economic recovery, while our holdings in information technology did not do as well as the sector as a whole.

Moving forward, we believe that the breadth of the recent gains is telling us that the worst of the three-year bear market is behind us. Our biggest concern is jobs and income. Low interest rates and tax cuts help, but in an economy where consumer spending represents 70% of activity, people must have income for the economy to be sustained. Our view is that unemployment and aggregate income must stabilize, and we expect to see improvement in both by early next year. In this environment, we're managing risk by avoiding companies with high debt levels and high fixed cost structures and focusing on those that can deliver revenue growth despite slower overall economic growth. We are positive on the prospects for materials companies because we believe they will benefit as the economy improves and demand for materials rises. We also have a good outlook for health care thanks to demographic trends, the use of technology, and advances in pharmaceuticals that save money by keeping people out of the hospital. We think the technology industry will continue to grow over time and be an engine for the economy.

 TOP 10 INDUSTRIES OF EQUITY HOLDINGS
 AS OF JUNE 30, 2003
-------------------------------------------------------

                                             % of
                                          Net Assets
Pharmaceuticals                              10.4%

Diversified Banks                             4.0

Systems Software                              3.8

Semiconductors                                3.6

Integrated Oil & Gas                          3.5

Industrial Conglomerates                      3.4

Soft Drinks                                   3.3

Other Diversified Financial Services          3.2

Computer Hardware                             2.8

Aerospace & Defense                           2.3

 TOP 10 EQUITY HOLDINGS
 AS OF JUNE 30, 2003
-------------------------------------------------------

                                             % of
                                          Net Assets
Microsoft Corp.                              3.7%

Pfizer, Inc.                                 3.5

Citigroup, Inc.                              3.2

General Electric Co.                         2.7

American International Group, Inc.           2.3

Exxon Mobil Corp.                            2.2

AOL Time Warner, Inc.                        1.9

Wyeth                                        1.9

Abbott Laboratories                          1.8

Merrill Lynch & Co., Inc.                    1.7

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND

    JUNE 30, 2003                         AN OVERVIEW
--------------------------------------------------------------------------------

                 INVESTMENT PROGRAM

                 THE FUND INVESTS ITS ASSETS PRIMARILY IN U.S.
                 DOLLAR-DENOMINATED DEBT AND INCOME-PRODUCING SECURITIES THAT HAVE BEEN SELECTED FOR THEIR HIGH YIELDS RELATIVE TO THE RISK INVOLVED.

                  COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

             [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]


               LEHMAN BROTHERS U.S.                     LIPPER VARIABLE ANNUITY
                 AGGREGATE BOND          USAA LIFE       CORPORATE DEBT FUNDS
                     INDEX               INCOME FUND       A-RATED AVERAGE*
                     -----               -----------       ---------------
  1/1/1995          $10000.00           $10000.00         $10000.00
   1/31/95           10197.90            10290.00          10170.20
 2/28/1995           10440.37            10520.00          10396.61
 3/31/1995           10504.42            10530.00          10468.68
 4/30/1995           10651.15            10700.00          10612.05
 5/31/1995           11063.32            11210.00          11056.43
 6/30/1995           11144.43            11220.00          11143.63
 7/31/1995           11119.54            11200.00          11097.24
 8/31/1995           11253.74            11400.00          11245.36
 9/30/1995           11363.22            11650.00          11363.60
10/31/1995           11511.00            11870.00          11532.76
11/30/1995           11683.49            12100.00          11715.44
12/31/1995           11847.46            12388.66          11894.66
 1/31/1996           11926.13            12454.32          11954.95
 2/29/1996           11718.83            12027.50          11711.69
 3/31/1996           11637.37            11863.34          11626.39
 4/30/1996           11571.92            11688.24          11548.74
 5/31/1996           11548.42            11666.35          11526.43
 6/30/1996           11703.51            11863.34          11665.44
 7/31/1996           11735.54            11830.51          11696.59
 8/31/1996           11715.87            11786.73          11676.22
 9/30/1996           11920.04            12005.61          11880.30
10/31/1996           12184.08            12333.94          12144.30
11/30/1996           12392.78            12585.65          12370.12
12/31/1996           12277.55            12472.26          12252.90
 1/31/1997           12315.15            12519.73          12283.07
 2/28/1997           12345.78            12567.20          12320.56
 3/31/1997           12208.97            12329.86          12180.51
 4/30/1997           12391.74            12496.00          12345.43
 5/31/1997           12508.88            12642.12          12456.98
 6/30/1997           12657.35            12844.48          12616.36
 7/31/1997           12998.68            13225.41          12984.26
 8/31/1997           12887.80            13106.37          12839.09
 9/30/1997           13077.87            13380.17          13045.95
10/31/1997           13267.60            13570.63          13203.69
11/30/1997           13328.69            13725.39          13257.75
12/31/1997           13462.89            13919.15          13395.24
 1/31/1998           13635.73            14109.65          13559.64
 2/28/1998           13625.46            14084.25          13550.29
 3/31/1998           13672.28            14122.35          13597.46
 4/30/1998           13743.65            14173.15          13663.56
 5/31/1998           13874.02            14377.22          13806.08
 6/30/1998           13991.68            14568.23          13920.55
 7/31/1998           14021.44            14606.44          13937.29
 8/31/1998           14249.63            14810.19          14083.82
 9/30/1998           14583.30            15039.41          14395.27
10/31/1998           14506.20            15064.88          14259.86
11/30/1998           14588.53            15141.28          14389.60
12/31/1998           14632.39            15195.79          14450.27
 1/31/1999           14736.82            15279.51          14558.87
 2/28/1999           14479.57            15000.43          14255.39
 3/31/1999           14559.81            15000.43          14354.27
 4/30/1999           14605.93            15014.39          14401.88
 5/31/1999           14478.00            14812.55          14238.64
 6/30/1999           14431.88            14672.67          14173.55
 7/31/1999           14370.43            14560.78          14118.79
 8/31/1999           14363.12            14504.83          14085.52
 9/30/1999           14529.87            14658.69          14239.86
10/31/1999           14583.48            14686.66          14261.05
11/30/1999           14582.44            14630.71          14279.75
12/31/1999           14512.12            14411.84          14216.19
 1/31/2000           14464.60            14396.07          14170.83
 2/29/2000           14639.53            14632.59          14320.69
 3/31/2000           14832.38            14869.11          14497.43
 4/30/2000           14789.91            14806.04          14395.92
 5/31/2000           14783.13            14806.04          14348.01
 6/30/2000           15090.69            15152.93          14653.99
 7/31/2000           15227.67            15373.68          14774.94
 8/31/2000           15448.38            15610.20          14974.11
 9/30/2000           15545.50            15752.11          15060.93
10/31/2000           15648.37            15830.95          15108.94
11/30/2000           15904.24            16051.70          15335.00
12/31/2000           16199.27            16430.13          15641.93
 1/31/2001           16464.18            16729.72          15920.76
 2/28/2001           16607.61            16903.17          16063.99
 3/31/2001           16690.98            17060.84          16141.75
 4/30/2001           16621.71            16997.77          16061.70
 5/31/2001           16721.96            17117.20          16162.15
 6/30/2001           16785.15            17183.61          16211.10
 7/31/2001           17160.42            17631.88          16580.48
 8/31/2001           17356.93            17831.11          16747.26
 9/30/2001           17559.18            18013.74          16856.66
10/31/2001           17926.62            18262.78          17178.22
11/30/2001           17679.46            17847.71          16974.99
12/31/2001           17567.19            17615.28          16863.86
 1/31/2002           17709.40            17764.70          16978.71
 2/28/2002           17881.02            17864.31          17115.76
 3/31/2002           17583.55            17482.46          16848.93
 4/30/2002           17924.53            17665.08          17124.66
 5/31/2002           18076.83            17816.50          17265.31
 6/30/2002           18233.14            17992.90          17352.62
 7/31/2002           18453.15            18045.82          17502.00
 8/31/2002           18764.71            18380.98          17789.14
 9/30/2002           19068.62            18680.86          18056.86
10/31/2002           18981.76            18416.26          17927.34
11/30/2002           18976.72            18592.66          17969.41
12/31/2002           19368.70            19016.02          18330.53
 1/31/2003           19385.23            19086.59          18357.00
 2/28/2003           19653.46            19280.63          18606.33
 3/31/2003           19638.31            19280.63          18609.89
 4/30/2003           19800.36            19457.03          18809.41
 5/31/2003           20169.54            19821.86          19175.33
 6/30/2003           20129.51            19858.68          19154.42

                                 [END OF CHART]

                  Data represent the last business day of each month.
                 *Total returns may change over time due to funds being added or deleted from the category.

                 THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE INCOME FUND TO THE BROAD-BASED LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE.

                 THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT GRADE FIXED RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

                 THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT CORPORATE DEBT A-RATED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

                 THE CALCULATIONS FOR THE LEHMAN BROTHERS AND LIPPER INDEXES ARE BASED ON A FULL CALENDAR YEAR IN 1995, WHEREAS THE USAA LIFE INCOME FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995--THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

                 --------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS
                 AS OF JUNE 30, 2003
                 --------------------------------------------------

                 DECEMBER 31, 2002 TO JUNE 30, 2003        4.43%*

                 ONE-YEAR:                                10.37%

                 THREE-YEAR:                               9.43%

                 FIVE-YEAR:                                6.39%

                 SINCE INCEPTION JANUARY 5, 1995:          8.42%

                 *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
                  ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING REINVESTMENT OF ALL DIVIDEND INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND

                           AN OVERVIEW (Continued)             JUNE 30, 2003
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2003, the USAA Life Income Fund had a total return of 4.43%. This compares to a total return of 4.40% for the Lipper Variable Annuity Corporate A-Rated Debt Funds Average and 3.93% for the Lehman Brothers U.S. Aggregate Bond Index.

PORTFOLIO STRATEGY
Although interest rates were volatile in the reporting period, the trend of rates continued downward, reaching 45-year lows at the end of the period. Since bond prices move inversely with interest rates, falling interest rates translated into higher prices for those bonds with the highest interest rate sensitivity that could not be called or pre-paid by issuers.

The Fund's overweight allocation to corporate bonds relative to the Lehman Brothers U.S. Aggregate Bond Index contributed positively to performance as lower interest rates helped corporations repair their balance sheets. As the credit risk of owning corporate bonds decreased, they rallied sharply along with the stock market, turning in one of their best periods ever. As is often the case when sentiment changes regarding credit risk, lower-rated bonds outperformed higher-rated bonds.

The Fund was also helped by our position in Treasury Inflation-Protected Securities (TIPS). Like regular U.S. Treasury securities, TIPS are backed by the full faith and credit of the U.S. Government. However, they are unique among fixed income securities because their principal is indexed to inflation.

While lower interest rates are good for most bonds, they were not beneficial to our holdings in mortgage-backed securities because many homeowners refinanced their mortgages. When homeowners refinance, they pay off their old mortgages and their proceeds are passed through to bondholders. As a Fund, we must then re-invest at current--in this case, lower--interest rates. This pre-payment risk meant that mortgage-backed securities did not participate in the bond market rally.

Going forward, we are mindful that the 20-year era of falling interest rates may be near its end. As a result, we are attempting to strike the right balance by keeping our interest rate sensitivity relatively low and by using our strong credit research and analysis capabilities to select and monitor individual corporate bonds for the Fund.

 TOP 10 SECURITIES
 AS OF JUNE 30, 2003
-------------------------------------------------------

                            Coupon           % of
                             Rate         Net Assets
GNMA, 2/15/33               5.50%            4.8%

GNMA, 4/15/28               6.00             4.7

FNMA, 10/15/07              6.63             4.1

GNMA, 1/15/33               6.00             3.9

Household Finance
Corp., Notes                6.38             3.5

GNMA, 8/20/31               6.50             3.4

SLM Corp., Notes            5.38             3.3

FNMA, 12/18/14              7.00             3.2

GNMA, 4/15/32               7.00             3.2

U.S. Treasury Bond          5.25             3.1

ASSET ALLOCATION
AS OF JUNE 30, 2003
-------------------------------------------------------

                    [PIE CHART OF ASSET ALLOCATION]

Agency Mortgage-Backed Securities                                30.7%
Corporate Obligations                                            28.8%
Agency Debentures and Other U.S. Government Agency                9.5%
Cash Equivalents                                                  8.6%
Asset-Backed Securities                                           8.5%
Stocks                                                            6.6%
Municipal Bonds                                                   4.7%
U.S. Treasury Bond                                                3.1%
Treasury TIPS                                                     3.1%

                            [END PIE CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND

    JUNE 30, 2003                         AN OVERVIEW
--------------------------------------------------------------------------------

                 INVESTMENT PROGRAM

                 THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES OF BOTH FOREIGN (INCLUDING EMERGING MARKETS)AND DOMESTIC ISSUERS.

                   COMPARISON OF FUND PERFORMANCE TO BENCHMARK

             [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARK]

                   LIPPER VARIABLE    USAA LIFE       MORGAN STANLEY
                   ANNUITY GLOBAL    WORLD GROWTH   CAPITAL INTERNATIONAL
                     FUNDS AVG*         FUND          INC.- WORLD INDEX
                     ----------         ----          -----------------
  1/1/1995            $10000.00      $10000.00        $10000.00
   1/31/95              9668.80        9710.00          9847.50
 2/28/1995              9748.20        9790.00          9988.67
 3/31/1995             10010.35       10160.00         10467.69
 4/30/1995             10283.81       10490.00         10830.07
 5/31/1995             10450.95       10920.00         10920.27
 6/30/1995             10576.86       11150.00         10914.45
 7/31/1995             11108.05       11710.00         11458.09
 8/31/1995             11046.82       11620.00         11200.36
 9/30/1995             11229.11       11770.00         11524.16
10/31/1995             11050.16       11480.00         11340.24
11/30/1995             11193.06       11650.00         11731.52
12/31/1995             11503.86       11955.58         12072.03
 1/31/1996             11794.17       12321.79         12287.92
 2/29/1996             11937.36       12558.74         12360.23
 3/31/1996             12156.98       12849.56         12563.35
 4/30/1996             12559.59       13463.49         12856.19
 5/31/1996             12687.96       13592.74         12864.73
 6/30/1996             12741.12       13614.28         12927.20
 7/31/1996             12245.48       12935.72         12467.75
 8/31/1996             12516.47       13334.24         12608.46
 9/30/1996             12890.70       13668.14         13099.52
10/31/1996             12911.86       13625.05         13188.37
11/30/1996             13524.90       14379.01         13924.82
12/31/1996             13575.75       14481.02         13699.20
 1/31/1997             13853.40       15036.68         13861.73
 2/28/1997             13972.18       15014.00         14018.57
 3/31/1997             13827.05       14866.58         13738.66
 4/30/1997             14014.64       15059.36         14185.12
 5/31/1997             14882.02       15931.95         15058.09
 6/30/1997             15523.61       16666.03         15806.53
 7/31/1997             16238.18       17480.41         16531.95
 8/31/1997             15305.57       16666.03         15423.44
 9/30/1997             16259.64       17652.46         16258.74
10/31/1997             15222.31       16631.62         15400.40
11/30/1997             15226.70       16356.34         15670.30
12/31/1997             15405.27       16520.55         15858.66
 1/31/1998             15632.53       16557.70         16297.98
 2/28/1998             16717.66       17808.50         17397.80
 3/31/1998             17545.69       18836.39         18129.78
 4/30/1998             17814.16       19146.00         18304.23
 5/31/1998             17715.94       18815.03         18072.10
 6/30/1998             17838.71       18765.29         18498.25
 7/31/1998             17797.65       18504.14         18465.83
 8/31/1998             15215.45       15407.68         16000.59
 9/30/1998             15213.06       15320.63         16280.82
10/31/1998             16173.99       16564.19         17749.82
11/30/1998             17029.06       17297.89         18802.60
12/31/1998             17966.33       18414.41         19718.35
 1/31/1999             18341.11       18862.91         20147.25
 2/28/1999             17648.36       18247.82         19608.45
 3/31/1999             18252.80       19067.95         20422.00
 4/30/1999             19047.31       19747.11         21224.20
 5/31/1999             18488.01       19228.01         20445.78
 6/30/1999             19585.80       20343.98         21396.54
 7/31/1999             19702.42       20549.22         21329.46
 8/31/1999             19757.43       20728.80         21288.65
 9/30/1999             19757.78       20420.94         21079.33
10/31/1999             20558.47       21062.31         22172.14
11/30/1999             22375.08       22191.10         22793.02
12/31/1999             25233.50       24109.10         24635.09
 1/31/2000             24172.02       23112.73         23221.50
 2/29/2000             26401.94       24094.00         23281.34
 3/31/2000             26712.49       25120.57         24887.62
 4/30/2000             25158.34       24335.55         23832.46
 5/31/2000             24073.90       23794.81         23226.26
 6/30/2000             25265.82       24832.68         24005.46
 7/31/2000             24661.02       24023.75         23326.80
 8/31/2000             25661.14       24939.52         24082.70
 9/30/2000             24197.38       23321.66         22799.33
10/31/2000             23549.25       22421.15         22414.53
11/30/2000             21978.21       20833.81         21050.83
12/31/2000             22626.73       21615.98         21388.59
 1/31/2001             23115.99       22212.39         21800.46
 2/28/2001             21118.54       19955.69         19955.65
 3/31/2001             19544.86       18295.40         18641.55
 4/30/2001             21104.15       19907.33         20015.70
 5/31/2001             20936.75       19422.79         19754.87
 6/30/2001             20316.43       18825.91         19133.15
 7/31/2001             19782.15       18519.40         18877.41
 8/31/2001             18937.23       17829.23         17968.53
 9/30/2001             16904.89       16070.51         16382.82
10/31/2001             17540.55       16651.37         16695.65
11/30/2001             18637.64       17667.88         17680.83
12/31/2001             18967.66       17914.16         17790.19
 1/31/2002             18326.82       17375.75         17249.41
 2/28/2002             18180.66       17375.75         17097.70
 3/31/2002             19141.52       18273.09         17885.10
 4/30/2002             18694.82       17783.63         17244.11
 5/31/2002             18715.27       17828.47         17272.86
 6/30/2002             17625.01       16799.91         16221.86
 7/31/2002             15988.55       15232.57         14853.10
 8/31/2002             16088.17       15395.83         14878.46
 9/30/2002             14480.12       14204.00         13240.34
10/31/2002             15227.92       15020.32         14215.94
11/30/2002             16005.98       15542.77         14980.25
12/31/2002             15281.66       15164.81         14252.41
 1/31/2003             14778.01       14587.26         13818.08
 2/28/2003             14427.77       14174.73         13576.25
 3/31/2003             14333.93       14240.73         13531.43
 4/30/2003             15537.59       15494.84         14730.57
 5/31/2003             16565.17       16323.20         15569.24
 6/30/2003             16898.97       16504.94         15836.73

                            [END OF CHART]

                  Data represent the last business day of each month.
                 *Total returns may change over time due to funds being added or deleted from the category.

                 THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE WORLD GROWTH FUND TO THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX AND THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE.

                 THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENT OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

                 THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

                 THE 1995 CALCULATIONS FOR THE MORGAN STANLEY INDEX AND THE LIPPER GLOBAL FUNDS AVERAGE ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE WORLD GROWTH FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995--THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

                 --------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS
                 AS OF JUNE 30, 2003
                 --------------------------------------------------

                 DECEMBER 31, 2002 TO JUNE 30, 2003         8.84%*

                 ONE-YEAR:                                 -1.76%

                 THREE-YEAR:                              -12.73%

                 FIVE-YEAR:                                -2.54%

                 SINCE INCEPTION JANUARY 5, 1995:           6.08%

                 *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
                  ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING REINVESTMENT OF ALL DIVIDEND INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND

                             AN OVERVIEW (Continued)           JUNE 30, 2003
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the six months ended June 30, 2003, the USAA Life World Growth Fund had a total return of 8.84%. This compares to a total return of 11.12% for the Morgan Stanley Capital International, Inc. World Index and 10.70% for the Lipper Variable Annuity Global Funds Average.

PORTFOLIO STRATEGY
Both in the U.S. and overseas, we sought to buy companies with good growth prospects at reasonable prices. We looked for these characteristics on an individual company basis instead of taking a top-down view with respect to economic sectors or geographic regions. The most important input in our process is individual company research conducted by our analysts.

During the period, several of our financial sector holdings performed well, led by QBE Insurance Group Ltd.(Australia) and Citigroup, Inc.(U.S.). QBE has a strong management team and attractive valuation compared to other global insurance companies. For its part, Citigroup benefited from strong results in its consumer business and positive sentiment stemming from the announcement that the company would split its brokerage and investment research units under the terms of a settlement with U.S. regulators. Other strong performers included ACE Ltd., a Bermuda-based insurer--and Telefonica S.A. (Spain), a fixed and wireless telecommunications company which benefited from news that its average revenue per user was increasing.

On the down side, an overweight position (relative to the benchmark)in basic materials hurt performance as the sector lagged, and our stock selections in materials also under-performed. Specifically, agro-chemical company Syngenta AG (Switzerland) was hurt by investor fears over the effect of a weakening dollar on its revenue. While we have reduced our exposure to certain companies in favor of more attractive opportunities elsewhere, we intend to maintain exposure to the sector through several industrial gas companies that are poised to grow earnings faster than the overall market.

During the period, we added select retailers to the portfolio, including Hennes & Mauritz AB (Sweden)--a fast-growing apparel retailer which is poised to continue to grow over the next several years--and Kingfisher plc (U.K.), which owns home improvement stores in the U.K. and Continental Europe. We also added railroad stocks Union Pacific Corp.(U.S.) and Burlington Northern Sante Fe Corp. (U.S.), which should benefit from improved U.S. economic growth.

Moving forward, we do not expect earnings growth to match the pace of the late 1990s. Our bottom-up stock selection process based on fundamental research has enabled us to find companies with good growth prospects, despite anemic global economic growth. We will continue to search for long-term investment opportunities that offer sustained earnings at reasonable valuations, as this remains the underlying tenet of our investment approach.

 TOP 10 INDUSTRIES OF EQUITY HOLDINGS
 AS OF JUNE 30, 2003
-------------------------------------------------------

                                             % of
                                          Net Assets
Pharmaceuticals                              11.7%

Integrated Telecommunication Services         8.3

Industrial Gases                              5.0

Movies & Entertainment                        4.4

Diversified Banks                             4.3

Property & Casualty Insurance                 3.5

Packaged Foods & Meat                         3.4

Automobile Manufacturers                      3.2

Electronic Equipment Manufacturers            2.9

Broadcasting & Cable TV                       2.8

 TOP 10 EQUITY HOLDINGS
 AS OF JUNE 30, 2003
-------------------------------------------------------

                                              % of
                                           Net Assets
Reckitt Benckiser plc
(United Kingdom)                              2.7%

L'Air Liquide S.A. (France)                   2.4

Diageo plc (United Kingdom)                   2.3

Novartis AG (Switzerland)                     2.2

Sanofi-Synthelabo S.A. (France)               2.1

AOL Time Warner, Inc. (U.S.)                  2.0

Reed Elsevier N.V. (Netherlands)              2.0

BOC Group plc (United Kingdom)                1.8

Praxair, Inc. (U.S.)                          1.6

QBE Insurance Group Ltd. (Australia)          1.6

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND

    JUNE 30, 2003                         AN OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS

AS OF JUNE 30, 2003
---------------------------------------------------------------

[PIE CHART OF PERCENTAGE OF NET ASSETS]

USA                              33.5%
United Kingdom                   18.6%
France                           11.3%
Japan                             8.7%
Switzerland                       7.0%
Other*                            6.0%
Netherlands                       4.2%
Canada                            2.9%
Australia                         2.6%
Spain                             2.5%
Singapore                         2.3%

            [END PIE CHART]

* EACH OF THE REMAINING COUNTRIES' INVESTMENTS REPRESENTED LESS THAN 2% OF THE PORTFOLIO'S ASSETS AND MONEY MARKET INSTRUMENTS.

  FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE AGGRESSIVE GROWTH FUND

             PORTFOLIO OF INVESTMENTS              JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               Market
  Number                                                                       Value
of Shares                         Security                                     (000)
---------                        ----------                                  --------
                                STOCKS (95.6%)

           AIR FREIGHT & LOGISTICS (3.2%)
  9,451    FedEx Corp.                                                       $    586
                                                                             --------
           AIRLINES (0.9%)
    771    JetBlue Airways Corp.*                                                  32
  2,914    Ryanair Holdings plc ADR*                                              131
                                                                             --------
                                                                                  163
                                                                             --------
           BIOTECHNOLOGY (8.8%)
 10,364    Amgen, Inc.*                                                           689
 12,548    Genentech, Inc.*                                                       905
    693    IDEC Pharmaceuticals Corp.*                                             23
                                                                             --------
                                                                                1,617
                                                                             --------
           BREWERS (1.5%)
  5,462    Anheuser-Busch Companies, Inc.                                         279
                                                                             --------
           BROADCASTING & CABLE TV (3.3%)
 10,516    Clear Channel Communications, Inc.*                                    446
  4,896    EchoStar Communications Corp. "A"*                                     169
                                                                             --------
                                                                                  615
                                                                             --------
           COMMUNICATIONS EQUIPMENT (4.2%)
 39,220    Cisco Systems, Inc.*                                                   655
  6,569    Nokia Corp. ADR                                                        108
                                                                             --------
                                                                                  763
                                                                             --------
           COMPUTER & ELECTRONIC RETAIL (1.2%)
  4,835    Best Buy Co., Inc.*                                                    212
                                                                             --------
           COMPUTER HARDWARE (3.0%)
 17,544    Dell, Inc.*                                                            561
                                                                             --------
           CONSTRUCTION & ENGINEERING (0.4%)
  1,882    Jacobs Engineering Group, Inc.*                                         79
                                                                             --------
           CONSUMER FINANCE (6.0%)
 28,314    SLM Corp.                                                            1,109
                                                                             --------
           HEALTH CARE EQUIPMENT (2.6%)
  1,177    Boston Scientific Corp.*                                                72
  8,877    Zimmer Holdings, Inc.*                                                 400
                                                                             --------
                                                                                  472
                                                                             --------
           HEALTH CARE SERVICES (3.5%)
  6,265    Caremark Rx, Inc.*                                                     161
  7,554    Quest Diagnostics, Inc.*                                               482
                                                                             --------
                                                                                  643
                                                                             --------
           HOME ENTERTAINMENT SOFTWARE (3.4%)
  8,497    Electronic Arts, Inc.*                                                 629
                                                                             --------
           HOME IMPROVEMENT RETAIL (2.9%)
 12,266    Lowe's Companies, Inc.                                                 527
                                                                             --------
           HOMEBUILDING (2.2%)
  4,876    Lennar Corp. "A"                                                       349
    404    Lennar Corp. "B"                                                        28
    568    M.D.C. Holdings, Inc.                                                   27
                                                                             --------
                                                                                  404
                                                                             --------
           HOTELS, RESORTS & CRUISE LINES (1.1%)
  4,542    Four Seasons Hotels, Inc.                                              197
                                                                             --------
           HOUSEHOLD PRODUCTS (2.5%)
  5,196    Procter & Gamble Co.                                                   463
                                                                             --------
           HYPERMARKETS & SUPER CENTERS (2.4%)
  8,086    Wal-Mart Stores, Inc.                                                  434
                                                                             --------
           INDUSTRIAL CONGLOMERATES (4.5%)
 28,608    General Electric Co.                                                   821
                                                                             --------
           INTERNET RETAIL (3.9%)
  8,482    Amazon.com, Inc.*                                                      309
  3,894    eBay, Inc.*                                                            406
                                                                             --------
                                                                                  715
                                                                             --------
           INVESTMENT BANKING & BROKERAGE (3.1%)
  3,848    Goldman Sachs Group, Inc.                                              322
  3,914    Lehman Brothers Holdings, Inc.                                         260
                                                                             --------
                                                                                  582
                                                                             --------
           MANAGED HEALTH CARE (5.1%)
 18,518    UnitedHealth Group, Inc.                                               931
                                                                             --------
           MOTORCYCLE MANUFACTURERS (0.4%)
  1,806    Harley Davidson, Inc.                                                   72
                                                                             --------
           MOVIES & ENTERTAINMENT (6.5%)
 20,862    Viacom, Inc. "B"*                                                      911
 14,643    Walt Disney Co.                                                        289
                                                                             --------
                                                                                1,200
                                                                             --------
           OIL & GAS EXPLORATION & PRODUCTION (0.7%)
  2,566    Devon Energy Corp.                                                     137
                                                                             --------
           OTHER DIVERSIFIED FINANCIAL SERVICES (4.8%)
 20,729    Citigroup, Inc.                                                        887
                                                                             --------
           PHARMACEUTICALS (2.9%)
  7,658    Eli Lilly & Co.                                                        528
                                                                             --------
           RESTAURANTS (0.1%)
    958    McDonald's Corp.                                                        21
                                                                             --------
           SEMICONDUCTORS (1.9%)
 16,717    Intel Corp.                                                            347
                                                                             --------
           SPECIALTY STORES (2.4%)
  4,068    Bed Bath & Beyond, Inc.*                                               158
  8,783    Tiffany   & Co.                                                        287
                                                                             --------
                                                                                  445
                                                                             --------
           SYSTEMS SOFTWARE (1.6%)
 24,492    Oracle Corp.*                                                          294
                                                                             --------
           THRIFTS & MORTGAGE FINANCE (3.0%)
  8,094    Fannie Mae                                                             546
                                                                             --------
           WIRELESS TELECOMMUNICATION SERVICES (1.6%)
 16,580    Nextel Communications, Inc. "A"*                                       300
                                                                             --------
           Total stocks (cost: $15,122)                                        17,579
                                                                             --------
                           MONEY MARKET INSTRUMENTS  (6.5%)

           MONEY MARKET FUND (1.0%)
189,000    AIM Short-Term Investment Co.
             Liquid Assets Portfolio, 1.07% (cost: $189)(a,i)                     189
                                                                             --------

Principal
 Amount
 (000)
---------
           DISCOUNT NOTE (5.5%)
$ 1,000    Fannie Mae, 0.70%, 07/01/03 (cost: $1,000)                           1,000
                                                                             --------
           Total money market instruments (cost: $1,189)                        1,189
                                                                             --------
           Total investments (cost: $16,311)                                 $ 18,768
                                                                             ========

See accompanying Notes to Portfolios of Investments, page A-29.

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND

             PORTFOLIO OF INVESTMENTS              JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               Market
  Number                                                                       Value
of Shares                         Security                                     (000)
---------                        ----------                                  --------
                                COMMON STOCKS (61.8%)

           ADVERTISING (0.9%)
  3,630    Catalina Marketing Corp.*                                         $     64
  3,400    Lamar Advertising Co.*                                                 120
  2,700    Omnicom Group, Inc.                                                    193
                                                                             --------
                                                                                  377
                                                                             --------
           AEROSPACE & DEFENSE (1.4%)
  2,100    General Dynamics Corp.                                                 152
  6,000    Lockheed Martin Corp.                                                  285
  2,100    United Technologies Corp.                                              149
                                                                             --------
                                                                                  586
                                                                             --------
           AIR FREIGHT & LOGISTICS (0.9%)
  6,900    EGL, Inc.*                                                             105
  4,000    FedEx Corp.                                                            248
                                                                             --------
                                                                                  353
                                                                             --------
           AIRLINES (0.2%)
  1,620    JetBlue Airways Corp.*                                                  69
                                                                             --------
           ALUMINUM (0.6%)
  9,500    Alcoa, Inc.                                                            242
                                                                             --------
           APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
  2,900    Liz Claiborne, Inc.                                                    102
                                                                             --------
           APPAREL RETAIL (0.8%)
  2,700    American Eagle Outfitters, Inc.*                                        50
  4,150    Chico's FAS, Inc.*                                                      87
  7,600    Gap, Inc.                                                              143
  2,750    Pacific Sunwear of California, Inc.*                                    66
                                                                             --------
                                                                                  346
                                                                             --------
           APPLICATION SOFTWARE (0.8%)
  4,910    Cadence Design Systems, Inc.*                                           59
  3,100    Intuit, Inc.*                                                          138
  1,580    Manhattan Associates, Inc.*                                             41
  1,900    PeopleSoft, Inc.*                                                       34
  3,700    Siebel Systems, Inc.*                                                   35
  3,050    Verity, Inc.*                                                           39
                                                                             --------
                                                                                  346
                                                                             --------
           ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
  4,000    Legg Mason, Inc.                                                       260
                                                                             --------
           BIOTECHNOLOGY (0.7%)
  8,050    Albany Molecular Research, Inc.*                                       122
  4,270    IDEC Pharmaceuticals Corp.*                                            145
                                                                             --------
                                                                                  267
                                                                             --------
           BROADCASTING & CABLE TV (1.0%)
 11,600    Comcast Corp. "A"*                                                     335
  2,700    Univision Communications, Inc. "A"*                                     82
                                                                             --------
                                                                                  417
                                                                             --------
           BUILDING PRODUCTS (0.4%)
  7,100    Masco Corp.                                                            169
                                                                             --------
           CASINOS & GAMING (0.2%)
    820    International Game Technology, Inc.*                                    84
                                                                             --------
           CATALOG RETAIL (0.5%)
  4,700    InterActiveCorp*                                                       186
                                                                             --------
           COMMUNICATIONS EQUIPMENT (1.1%)
 20,900    Cisco Systems, Inc.*                                                   349
  3,100    Comverse Technology, Inc.*                                              46
  6,450    Tekelec, Inc.*                                                          73
                                                                             --------
                                                                                  468
                                                                             --------
           COMPUTER HARDWARE (1.8%)
 17,800    Hewlett-Packard Co.                                                    379
  4,200    IBM Corp.                                                              347
                                                                             --------
                                                                                  726
                                                                             --------
           CONSUMER FINANCE (0.2%)
  8,200    Providian Financial Corp.*                                              76
                                                                             --------
           DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
  2,000    Automatic Data Processing, Inc.                                         68
  2,250    CheckFree Corp.*                                                        62
 10,500    SunGard Data Systems, Inc.*                                            272
                                                                             --------
                                                                                  402
                                                                             --------
           DISTILLERS & VINTNERS (0.3%)
  4,310    Constellation Brands, Inc. "A"*                                        135
                                                                             --------
           DIVERSIFIED BANKS (2.4%)
  5,100    Bank of America Corp.                                                  403
  8,100    Bank One Corp.                                                         301
  7,500    Wachovia Corp.                                                         300
                                                                             --------
                                                                                1,004
                                                                             --------
           DIVERSIFIED CHEMICALS (0.5%)
  4,700    Du Pont (E. I.) De Nemours & Co.                                       196
                                                                             --------
           DIVERSIFIED COMMERCIAL SERVICES (0.3%)
  2,750    ARAMARK Corp. "B"*                                                      62
  2,300    ChoicePoint, Inc.*                                                      79
                                                                             --------
                                                                                  141
                                                                             --------
           DRUG RETAIL (0.3%)
  3,700    CVS Corp.                                                              104
                                                                             --------
           ELECTRIC UTILITIES (1.1%)
  2,550    Cinergy Corp.                                                           94
  3,800    Exelon Corp.                                                           227
  1,900    FPL Group, Inc.                                                        127
                                                                             --------
                                                                                  448
                                                                             --------
           ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
  3,150    Waters Corp.*                                                           92
                                                                             --------
           ELECTRONIC MANUFACTURING SERVICES (0.2%)
 12,700    Sanmina-SCI Corp.*                                                      80
                                                                             --------
           ENVIRONMENTAL SERVICES (0.5%)
  8,600    Waste Management, Inc.                                                 207
                                                                             --------
           GENERAL MERCHANDISE STORES (0.2%)
  2,200    Target Corp.                                                            83
                                                                             --------
           HEALTH CARE DISTRIBUTORS (0.8%)
  3,800    Cardinal Health, Inc.                                                  244
  1,240    Henry Schein, Inc.*                                                     65
                                                                             --------
                                                                                  309
                                                                             --------

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND

             PORTFOLIO OF INVESTMENTS (Continued)   JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               Market
  Number                                                                       Value
of Shares                         Security                                     (000)
---------                        ----------                                  --------
           HEALTH CARE EQUIPMENT (0.6%)
  1,050    Diagnostic Products Corp.                                         $     43
  4,220    Guidant Corp.                                                          187
                                                                             --------
                                                                                  230
                                                                             --------
           HEALTH CARE FACILITIES (0.3%)
  5,700    Triad Hospitals, Inc.*                                                 141
                                                                             --------
           HEALTH CARE SERVICES (0.9%)
  2,850    Caremark Rx, Inc.*                                                      73
  6,900    IMS Health, Inc.                                                       124
  2,240    Laboratory Corp. of America Holdings*                                   68
  1,900    Quest Diagnostics, Inc.*                                               121
                                                                             --------
                                                                                  386
                                                                             --------
           HEALTH CARE SUPPLIES (0.4%)
  4,900    Edwards Lifesciences Corp.*                                            158
                                                                             --------
           HOME FURNISHINGS (0.2%)
  1,120    Mohawk Industries, Inc.*                                                62
                                                                             --------
           HOME IMPROVEMENT RETAIL (0.9%)
 10,900    Home Depot, Inc.                                                       361
                                                                             --------
           HOMEBUILDING (0.3%)
  3,850    D.R. Horton, Inc.                                                      108
                                                                             --------
           HOUSEHOLD PRODUCTS (0.7%)
  3,000    Procter & Gamble Co.                                                   268
                                                                             --------
           HYPERMARKETS & SUPER CENTERS (1.0%)
  7,600    Wal-Mart Stores, Inc.                                                  408
                                                                             --------
           INDUSTRIAL CONGLOMERATES (2.1%)
  1,300    3M Co.                                                                 168
 23,900    General Electric Co.                                                   685
                                                                             --------
                                                                                  853
                                                                             --------
           INDUSTRIAL MACHINERY (0.5%)
  3,400    ITT Industries, Inc.                                                   223
                                                                             --------
           INSURANCE BROKERS (1.0%)
  3,850    Arthur J. Gallagher & Co.                                              105
  5,800    Marsh & McLennan Companies, Inc.                                       296
                                                                             --------
                                                                                  401
                                                                             --------
           INTEGRATED OIL & GAS (2.3%)
  4,895    ChevronTexaco Corp.                                                    354
 15,800    Exxon Mobil Corp.                                                      567
                                                                             --------
                                                                                  921
                                                                             --------
           INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
 15,500    SBC Communications, Inc.                                               396
                                                                             --------
           INVESTMENT BANKING & BROKERAGE (1.1%)
  5,800    E-Trade Group, Inc.*                                                    49
  8,900    Merrill Lynch & Co., Inc.                                              415
                                                                             --------
                                                                                  464
                                                                             --------
           IT CONSULTING & OTHER SERVICES (0.6%)
 12,900    Accenture Ltd. "A"*                                                    233
                                                                             --------
           LEISURE PRODUCTS (0.1%)
    900    Polaris Industries, Inc.                                                55
                                                                             --------
           MANAGED HEALTH CARE (0.4%)
    590    Anthem, Inc.*                                                           45
  2,350    Oxford Health Plans, Inc.*                                              99
                                                                             --------
                                                                                  144
                                                                             --------
           METAL & GLASS CONTAINERS (0.4%)
  7,900    Pactiv Corp.*                                                          156
                                                                             --------
           MOVIES & ENTERTAINMENT (1.2%)
 31,200    AOL Time Warner, Inc.*                                                 502
                                                                             --------
           MULTI-LINE INSURANCE (1.4%)
 10,600    American International Group, Inc.                                     585
                                                                             --------
           OIL & GAS DRILLING (0.2%)
  2,660    GlobalSantaFe Corp.                                                     62
                                                                             --------
           OIL & GAS EQUIPMENT & SERVICES (0.6%)
  5,300    Schlumberger Ltd.                                                      252
                                                                             --------
           OIL & GAS EXPLORATION & PRODUCTION (0.9%)
 10,900    Chesapeake Energy Corp.                                                110
  4,400    EOG Resources, Inc.                                                    184
  5,600    Swift Energy Co.*                                                       62
                                                                             --------
                                                                                  356
                                                                             --------
           OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
 19,400    Citigroup, Inc.                                                        831
                                                                             --------
           PACKAGED FOODS & MEAT (0.5%)
  4,600    General Mills, Inc.                                                    218
                                                                             --------
           PAPER PRODUCTS (0.5%)
  5,300    International Paper Co.                                                189
                                                                             --------
           PERSONAL PRODUCTS (0.7%)
  9,200    Gillette Co.                                                           293
                                                                             --------
           PHARMACEUTICALS (6.5%)
 10,300    Abbott Laboratories                                                    451
  6,000    Eli Lilly & Co.                                                        414
  7,000    King Pharmaceuticals, Inc.*                                            103
 26,500    Pfizer, Inc.                                                           905
 12,400    Schering-Plough Corp.                                                  231
  2,341    Watson Pharmaceuticals, Inc.*                                           94
 10,600    Wyeth                                                                  483
                                                                             --------
                                                                                2,681
                                                                             --------
           PROPERTY & CASUALTY INSURANCE (1.1%)
  1,660    Ambac Financial Group, Inc.                                            110
  4,200    St. Paul Companies, Inc.                                               153
 12,600    Travelers Property Casualty Corp. "B"                                  199
                                                                             --------
                                                                                  462
                                                                             --------
           PUBLISHING (0.5%)
  2,600    Gannett Co., Inc.                                                      200
                                                                             --------
           REGIONAL BANKS (0.4%)
  2,200    Bank Hawaii Corp.                                                       73
  4,250    Banknorth Group, Inc.                                                  108
                                                                             --------
                                                                                  181
                                                                             --------
           RESTAURANTS (1.1%)
  5,800    Brinker International, Inc.*                                           209
  2,460    Darden Restaurants, Inc.                                                47
  8,300    McDonald's Corp.                                                       183
                                                                             --------
                                                                                  439
                                                                             --------
           SEMICONDUCTOR EQUIPMENT (0.9%)
 13,200    Applied Materials, Inc.*                                               209

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE DIVERSIFIED ASSETS FUND

            PORTFOLIO OF INVESTMENTS (Continued)    JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               Market
  Number                                                                       Value
of Shares                         Security                                     (000)
---------                        ----------                                  --------
  2,350    Cabot Microelectronics Corp.*                                     $    119
  1,050    Novellus Systems, Inc.*                                                 38
                                                                             --------
                                                                                  366
                                                                             --------
           SEMICONDUCTORS (2.2%)
  3,500    Analog Devices, Inc.*                                                  122
  6,300    Fairchild Semiconductor International, Inc. "A"*                        81
  2,050    Integrated Circuit Systems, Inc.*                                       64
 18,500    Intel Corp.                                                            384
  6,100    International Rectifier Corp.*                                         164
  2,800    Lattice Semiconductor Corp.*                                            23
  4,600    Texas Instruments, Inc.                                                 81
                                                                             --------
                                                                                  919
                                                                             --------
           SOFT DRINKS (2.0%)
  7,600    Coca-Cola Co.                                                          352
  8,200    Coca-Cola Enterprises, Inc.                                            149
  7,300    PepsiCo, Inc.                                                          325
                                                                             --------
                                                                                  826
                                                                             --------
           SPECIALTY STORES (0.6%)
    800    Linens'n Things, Inc.*                                                  19
  3,220    Michaels Stores, Inc.*                                                 123
  3,300    O'Reilly Automotive, Inc.*                                             110
                                                                             --------
                                                                                  252
                                                                             --------
           SYSTEMS SOFTWARE (2.4%)
    950    Adobe Systems, Inc.                                                     31
 36,900    Microsoft Corp.                                                        945
                                                                             --------
                                                                                  976
                                                                             --------
           TECHNOLOGY DISTRIBUTORS (0.1%)
    690    CDW Corp.*                                                              32
                                                                             --------
           THRIFTS & MORTGAGE FINANCE (0.6%)
  2,350    Countrywide Financial Corp.                                            163
  5,400    Sovereign Bancorp, Inc.                                                 85
                                                                             --------
                                                                                  248
                                                                             --------
           TOBACCO (0.5%)
  4,100    Altria Group, Inc.                                                     186
                                                                             --------
           Total common stocks (cost: $23,678)                                 25,299
                                                                             --------

Principal                                            Coupon or
 Amount                                               Discount                 Market
 (000)                        Security                  Rate      Maturity     Value
---------                     --------               ---------    --------     ------
                            CORPORATE OBLIGATIONS (21.0%)

           ASSET-BACKED FINANCING (2.9%)
$ 1,000    Detroit Edison Securitization
             Funding, LLC                               6.42%    3/01/2015   $  1,178
                                                                             --------
           BROADCASTING & CABLE TV (1.2%)
    500    Cox Communications, Inc., Notes              4.63     6/01/2013        502
                                                                             --------
           CONSUMER FINANCE (2.7%)
  1,000    Household Finance Corp., Notes               6.38     8/01/2010      1,127
                                                                             --------
           DIVERSIFIED BANKS (2.9%)
  1,000    Imperial Bancorp, Subordinated Notes         8.50     4/01/2009      1,174
                                                                             --------
           ELECTRIC UTILITIES (2.8%)
  1,000    El Paso Electric Co., First Mortgage Bond    9.40     5/01/2011      1,151
                                                                             --------
           ENVIRONMENTAL SERVICES (2.9%)
  1,000    Waste Management, Inc., Senior Notes         7.38     8/01/2010      1,202
                                                                             --------
           METAL & GLASS CONTAINERS (2.7%)
  1,000    Pactiv Corp., Notes                          7.20    12/15/2005      1,100
                                                                             --------
           OIL & GAS EXPLORATION & PRODUCTION (2.9%)
  1,000    Devon Financing Corp., ULC, Notes            6.88     9/30/2011      1,175
                                                                             --------
           Total corporate obligations (cost: $7,551)                           8,609
                                                                             --------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS (6.9%)

  1,000    Freddie Mac, Collateralized Mortgage
             Obligation                                 6.00     8/15/2013      1,028
  1,000    Freddie Mac, Collateralized Mortgage
             Obligation                                 6.00     6/15/2015      1,018
    279    Government National Mortgage Assn.
             Pass-through security                      7.00     1/15/2032        294
    500    Rowan Co., Inc. Title XI, Guaranteed Bond    2.80    10/20/2013        496
                                                                             --------
           Total U.S. government & agency issues
             (cost: $2,794)                                                     2,836
                                                                             --------
                   U.S. TREASURY INFLATION-INDEXED NOTES (2.6%)(e)

    951    U.S. Treasury Inflation-Indexed Notes
             (cost: $961)                               3.50     1/15/2011      1,080
                                                                             --------
                           OTHER MORTGAGE SECURITIES (3.7%)
    358    Norwest Asset Securities Corp.,
             Collateralized Mortgage Obligation         6.75     9/25/2028        358
  1,000    TIAA CMBS I Trust, Commercial
             Mortgage-Backed Security                   6.56     6/19/2026      1,146
                                                                             --------
           Total other mortgage securities
             (cost: $1,362)                                                     1,504
                                                                             --------
                           MONEY MARKET INSTRUMENTS (3.5%)

           COMMERCIAL PAPER (2.6%)
  1,054    Wheels, Inc. (c,d)(cost: $1,054)             1.45     7/01/2003      1,054
                                                                             --------

  Number
of Shares
---------
           MONEY MARKET FUNDS (0.9%)
  6,642    SSgA Money Market Fund                       0.80(a)        --           7
358,365    SSgA Prime Money Market Fund                 1.00(a)        --         358
                                                                             --------
           Total money market funds (cost: $365)                                  365
                                                                             --------
           Total money market instruments
             (cost: $1,419)                                                     1,419
                                                                             --------
           Total investments (cost: $37,765)                                 $ 40,747
                                                                             ========

See accompanying Notes to Portfolios of Investments, page A-29.

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND

             PORTFOLIO OF INVESTMENTS               JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               Market
  Number                                                                       Value
of Shares                         Security                                     (000)
---------                        ----------                                  --------
                                COMMON STOCKS (98.6%)

           ADVERTISING (1.5%)
  6,900    Catalina Marketing Corp.*                                         $    122
  6,800    Lamar Advertising Co.*                                                 239
  5,400    Omnicom Group, Inc.                                                    387
                                                                             --------
                                                                                  748
                                                                             --------
           AEROSPACE & DEFENSE (2.3%)
  4,200    General Dynamics Corp.                                                 305
 11,900    Lockheed Martin Corp.                                                  566
  4,200    United Technologies Corp.                                              297
                                                                             --------
                                                                                1,168
                                                                             --------
           AIR FREIGHT & LOGISTICS (1.4%)
 13,100    EGL, Inc.*                                                             199
  7,800    FedEx Corp.                                                            484
                                                                             --------
                                                                                  683
                                                                             --------
           AIRLINES (0.3%)
  3,120    JetBlue Airways Corp.*                                                 132
                                                                             --------
           ALUMINUM (1.0%)
 19,000    Alcoa, Inc.                                                            485
                                                                             --------
           APPAREL, ACCESSORIES, & LUXURY GOODS (0.4%)
  5,500    Liz Claiborne, Inc.                                                    194
                                                                             --------
           APPAREL RETAIL (1.3%)
  5,200    American Eagle Outfitters, Inc.*                                        95
  7,900    Chico's FAS, Inc.*                                                     166
 15,300    Gap, Inc.                                                              287
  5,300    Pacific Sunwear of California, Inc.*                                   128
                                                                             --------
                                                                                  676
                                                                             --------
           APPLICATION SOFTWARE (1.4%)
  9,280    Cadence Design Systems, Inc.*                                          112
  6,300    Intuit, Inc.*                                                          281
  3,050    Manhattan Associates, Inc.*                                             79
  3,900    PeopleSoft, Inc.*                                                       69
  7,150    Siebel Systems, Inc.*                                                   68
  5,800    Verity, Inc.*                                                           73
                                                                             --------
                                                                                  682
                                                                             --------
           ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
  7,900    Legg Mason, Inc.                                                       513
                                                                             --------
           BIOTECHNOLOGY (1.0%)
 15,400    Albany Molecular Research, Inc.*                                       232
  8,350    IDEC Pharmaceuticals Corp.*                                            284
                                                                             --------
                                                                                  516
                                                                             --------
           BROADCASTING & CABLE TV (1.6%)
 22,900    Comcast Corp. "A"*                                                     660
  5,300    Univision Communications, Inc. "A"*                                    161
                                                                             --------
                                                                                  821
                                                                             --------
           BUILDING PRODUCTS (0.7%)
 14,000    Masco Corp.                                                            334
                                                                             --------
           CASINOS & GAMING (0.3%)
  1,570    International Game Technology, Inc.                                    161
                                                                             --------
           CATALOG RETAIL (0.7%)
  9,400    InterActiveCorp*                                                       372
                                                                             --------
           COMMUNICATIONS EQUIPMENT (1.8%)
 41,800    Cisco Systems, Inc.*                                                   698
  5,800    Comverse Technology, Inc.*                                              87
 12,500    Tekelec, Inc.*                                                         141
                                                                             --------
                                                                                  926
                                                                             --------
           COMPUTER HARDWARE (2.8%)
 34,700    Hewlett-Packard Co.                                                    739
  8,200    IBM Corp.                                                              677
                                                                             --------
                                                                                1,416
                                                                             --------
           CONSUMER FINANCE (0.3%)
 15,700    Providian Financial Corp.*                                             145
                                                                             --------
           DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
  3,700    Automatic Data Processing, Inc.                                        125
  4,400    CheckFree Corp.*                                                       123
 20,300    SunGard Data Systems, Inc.*                                            526
                                                                             --------
                                                                                  774
                                                                             --------
           DISTILLERS & VINTNERS (0.5%)
  8,200    Constellation Brands, Inc. "A"*                                        257
                                                                             --------
           DIVERSIFIED BANKS (4.0%)
  9,968    Bank of America Corp.                                                  788
 16,800    Bank One Corp.                                                         625
 14,700    Wachovia Corp.                                                         587
                                                                             --------
                                                                                2,000
                                                                             --------
           DIVERSIFIED CHEMICALS (0.8%)
  9,300    Du Pont (E. I.) De Nemours & Co.                                       387
                                                                             --------
           DIVERSIFIED COMMERCIAL SERVICES (0.6%)
  5,300    ARAMARK Corp. "B"*                                                     119
  4,600    ChoicePoint, Inc.*                                                     159
                                                                             --------
                                                                                  278
                                                                             --------
           DRUG RETAIL (0.4%)
  7,300    CVS Corp.                                                              205
                                                                             --------
           ELECTRIC UTILITIES (1.7%)
  4,900    Cinergy Corp.                                                          180
  7,200    Exelon Corp.                                                           431
  3,700    FPL Group, Inc.                                                        247
                                                                             --------
                                                                                  858
                                                                             --------
           ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
  6,100    Waters Corp.*                                                          178
                                                                             --------
           ELECTRONIC MANUFACTURING SERVICES (0.3%)
 24,100    Sanmina-SCI Corp.*                                                     152
                                                                             --------
           ENVIRONMENTAL SERVICES (0.8%)
 17,100    Waste Management, Inc.                                                 412
                                                                             --------
           GENERAL MERCHANDISE STORES (0.3%)
  4,400    Target Corp.                                                           166
                                                                             --------
           HEALTH CARE DISTRIBUTORS (1.3%)
  7,900    Cardinal Health, Inc.                                                  508
  2,350    Henry Schein, Inc.*                                                    123
                                                                             --------
                                                                                  631
                                                                             --------

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND

             PORTFOLIO OF INVESTMENTS (Continued)   JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               Market
  Number                                                                       Value
of Shares                         Security                                     (000)
---------                        ----------                                  --------
           HEALTH CARE EQUIPMENT (0.8%)
  2,050    Diagnostic Products Corp.                                         $     84
  7,100    Guidant Corp.                                                          315
                                                                             --------
                                                                                  399
                                                                             --------
           HEALTH CARE FACILITIES (0.5%)
 11,100    Triad Hospitals, Inc.*                                                 276
                                                                             --------
           HEALTH CARE SERVICES (1.5%)
  5,450    Caremark Rx, Inc.*                                                     140
 13,800    IMS Health, Inc.                                                       248
  4,350    Laboratory Corp. of America Holdings*                                  131
  3,900    Quest Diagnostics, Inc.*                                               249
                                                                             --------
                                                                                  768
                                                                             --------
           HEALTH CARE SUPPLIES (0.6%)
  9,500    Edwards Lifesciences Corp.*                                            305
                                                                             --------
           HOME FURNISHINGS (0.2%)
  2,110    Mohawk Industries, Inc.*                                               117
                                                                             --------
           HOME IMPROVEMENT RETAIL (1.4%)
 21,700    Home Depot, Inc.                                                       719
                                                                             --------
           HOMEBUILDING (0.4%)
  7,400    D.R. Horton, Inc.                                                      208
                                                                             --------
           HOUSEHOLD PRODUCTS (1.1%)
  6,100    Procter & Gamble Co.                                                   544
                                                                             --------
           HYPERMARKETS & SUPER CENTERS (1.6%)
 15,000    Wal-Mart Stores, Inc.                                                  805
                                                                             --------
           INDUSTRIAL CONGLOMERATES (3.4%)
  2,600    3M Co.                                                                 336
 47,600    General Electric Co.                                                 1,365
                                                                             --------
                                                                                1,701
                                                                             --------
           INDUSTRIAL MACHINERY (0.9%)
  6,800    ITT Industries, Inc.                                                   445
                                                                             --------
           INSURANCE BROKERS (1.5%)
  7,350    Arthur J. Gallagher & Co.                                              200
 10,800    Marsh & McLennan Companies, Inc.                                       551
                                                                             --------
                                                                                  751
                                                                             --------
           INTEGRATED OIL & GAS (3.5%)
  9,400    ChevronTexaco Corp.                                                    679
 30,800    Exxon Mobil Corp.                                                    1,106
                                                                             --------
                                                                                1,785
                                                                             --------
           INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
 30,400    SBC Communications, Inc.                                               777
                                                                             --------
           INVESTMENT BANKING & BROKERAGE (1.9%)
 11,300    E-Trade Group, Inc.*                                                    96
 17,800    Merrill Lynch & Co., Inc.                                              831
                                                                             --------
                                                                                  927
                                                                             --------
           IT CONSULTING & OTHER SERVICES (0.9%)
 25,500    Accenture Ltd. "A"*                                                    461
                                                                             --------
           LEISURE PRODUCTS (0.2%)
  1,680    Polaris Industries, Inc.                                               103
                                                                             --------
           MANAGED HEALTH CARE (0.5%)
  1,050    Anthem, Inc.*                                                           81
  4,600    Oxford Health Plans, Inc.*                                             193
                                                                             --------
                                                                                  274
                                                                             --------
           METAL & GLASS CONTAINERS (0.6%)
 15,100    Pactiv Corp.*                                                          298
                                                                             --------
           MOVIES & ENTERTAINMENT (1.9%)
 60,900    AOL Time Warner, Inc.*                                                 980
                                                                             --------
           MULTI-LINE INSURANCE (2.3%)
 20,962    American International Group, Inc.                                   1,157
                                                                             --------
           OIL & GAS DRILLING (0.2%)
  4,900    GlobalSantaFe Corp.                                                    114
                                                                             --------
           OIL & GAS EQUIPMENT & SERVICES (1.0%)
 10,500    Schlumberger Ltd.                                                      499
                                                                             --------
           OIL & GAS EXPLORATION & PRODUCTION (1.4%)
 20,800    Chesapeake Energy Corp.                                                210
  8,800    EOG Resources, Inc.                                                    368
 10,500    Swift Energy Co.*                                                      116
                                                                             --------
                                                                                  694
                                                                             --------
           OTHER DIVERSIFIED FINANCIAL SERVICES (3.2%)
 38,043    Citigroup, Inc.                                                      1,628
                                                                             --------
           PACKAGED FOODS & MEAT (0.9%)
  9,100    General Mills, Inc.                                                    431
                                                                             --------
           PAPER PRODUCTS (0.8%)
 10,600    International Paper Co.                                                379
                                                                             --------
           PERSONAL PRODUCTS (1.2%)
 18,300    Gillette Co.                                                           583
                                                                             --------
           PHARMACEUTICALS (10.4%)
 20,200    Abbott Laboratories                                                    884
 11,900    Eli Lilly & Co.                                                        821
 13,500    King Pharmaceuticals, Inc.*                                            199
 51,800    Pfizer, Inc.                                                         1,769
 22,600    Schering-Plough Corp.                                                  420
  4,350    Watson Pharmaceuticals, Inc.*                                          176
 21,200    Wyeth                                                                  966
                                                                             --------
                                                                                5,235
                                                                             --------
           PROPERTY & CASUALTY INSURANCE (1.8%)
  3,150    Ambac Financial Group, Inc.                                            209
  8,200    St. Paul Companies, Inc.                                               299
 24,600    Travelers Property Casualty Corp. "B"                                  388
                                                                             --------
                                                                                  896
                                                                             --------
           PUBLISHING (0.8%)
  5,100    Gannett Co., Inc.                                                      392
                                                                             --------
           REGIONAL BANKS (0.7%)
  4,300    Bank Hawaii Corp.                                                      142
  8,100    Banknorth Group, Inc.                                                  207
                                                                             --------
                                                                                  349
                                                                             --------

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA LIFE GROWTH AND INCOME FUND

             PORTFOLIO OF INVESTMENTS (Continued)   JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               Market
  Number                                                                       Value
of Shares                         Security                                     (000)
---------                        ----------                                  --------
           RESTAURANTS (1.7%)
 11,700    Brinker International, Inc.*                                      $    422
  4,700    Darden Restaurants, Inc.                                                89
 16,100    McDonald's Corp.                                                       355
                                                                             --------
                                                                                  866
                                                                             --------
           SEMICONDUCTOR EQUIPMENT (1.4%)
 25,900    Applied Materials, Inc.*                                               411
  4,350    Cabot Microelectronics Corp.*                                          220
  2,000    Novellus Systems, Inc.*                                                 73
                                                                             --------
                                                                                  704
                                                                             --------
           SEMICONDUCTORS (3.6%)
  7,000    Analog Devices, Inc.*                                                  244
 12,500    Fairchild Semiconductor International, Inc. "A"*                       160
  3,900    Integrated Circuit Systems, Inc.*                                      122
 36,800    Intel Corp.                                                            765
 12,100    International Rectifier Corp.*                                         324
  5,300    Lattice Semiconductor Corp.*                                            44
  9,100    Texas Instruments, Inc.                                                160
                                                                             --------
                                                                                1,819
                                                                             --------
           SOFT DRINKS (3.3%)
 15,500    Coca-Cola Co.                                                          719
 16,300    Coca-Cola Enterprises, Inc.                                            296
 14,400    PepsiCo, Inc.                                                          641
                                                                             --------
                                                                                1,656
                                                                             --------
           SPECIALTY STORES (1.0%)
  1,400    Linens'n Things, Inc.*                                                  33
  6,250    Michaels Stores, Inc.                                                  238
  6,300    O'Reilly Automotive, Inc.*                                             210
                                                                             --------
                                                                                  481
                                                                             --------
           SYSTEMS SOFTWARE (3.8%)
  1,800    Adobe Systems, Inc.                                                     58
 71,800    Microsoft Corp.                                                      1,839
                                                                             --------
                                                                                1,897
                                                                             --------
           TECHNOLOGY DISTRIBUTORS (0.1%)
  1,420    CDW Corp.*                                                              65
                                                                             --------
           THRIFTS & MORTGAGE FINANCE (1.0%)
  4,520    Countrywide Financial Corp.                                            315
 10,500    Sovereign Bancorp, Inc.                                                164
                                                                             --------
                                                                                  479
                                                                             --------
           TOBACCO (0.7%)
  8,200    Altria Group, Inc.                                                     373
                                                                             --------
           Total common stocks (cost: $44,888)                                 49,610
                                                                             --------
                            MONEY MARKET INSTRUMENT (0.9%)

           MONEY MARKET FUND
477,396    SSgA Prime Money Market Fund, 1.00%(a) (cost: $477)                    477
                                                                             --------
           Total investments (cost: $45,365)                                 $ 50,087
                                                                             ========

See accompanying Notes to Portfolios of Investments, page A-29.

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                            USAA LIFE INCOME FUND

             PORTFOLIO OF INVESTMENTS               JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

Principal                                            Coupon or                Market
 Amount                                               Discount                Value
 (000)                        Security                  Rate     Maturity     (000)
---------                     --------               ---------   --------    --------
                            CORPORATE OBLIGATIONS (28.8%)

$   300    Caliber Systems, Inc., Notes                 7.80%    8/01/2006   $    342
    500    Clorox Co., Notes                            6.13     2/01/2011        575
    300    Comcast Cable Communications, Inc.,
             Senior Notes                               6.88     6/15/2009        347
    500    Cox Communications, Inc., Notes              4.63     6/01/2013        502
    100    Entergy Arkansas, Inc.,
             First Mortgage Bond(c)                     5.90     6/01/2033         97
    500    First Union Corp., Subordinated Notes        7.50     7/15/2006        579
  1,000    Household Finance Corp., Notes               6.38    10/15/2011      1,139
    500    Johnson & Johnson, Inc., Debentures          4.95     5/15/2033        490
    500    Kellogg Co., Notes, Series B                 6.60     4/01/2011        587
    500    Pan Pacific Retail Properties, Inc., Notes   7.95     4/15/2011        600
    500    Phillips Petroleum Co., Notes                8.75     5/25/2010        652
  1,000    SLM Corp., Notes                             5.38     1/15/2013      1,082
    500    South Carolina Electric & Gas Co.,
             First Mortgage Bond                        5.30     5/15/2033        498
    150    TECO Energy, Inc., Notes                    10.50    12/01/2007        172
    500    Tyson Foods, Inc., Notes                     8.25    10/01/2011        593
    500    Wal-Mart Stores, Inc. Floating Rate Notes    1.24(f)  2/22/2005        500
    500    Washington Mutual, Inc.,
             Subordinated Notes                         8.25     4/01/2010        631
                                                                             --------
           Total corporate obligations (cost: $8,396)                           9,386
                                                                             --------
                            ASSET-BACKED SECURITIES (8.5%)

  1,000    American Airlines, Enhanced Equipment
             Trust, Pass-Through Certificates,
             Series 2001-2, Class A-2                   7.86    10/01/2011        983
    500    Chase Credit Card Master Trust,
             Pass-Through Certificates,
             Series 1999-1, Class A                     1.34(f)  9/15/2006        501
    500    Delta Air Lines, Inc., Enhanced
             Equipment Trust, Pass-Through
             Certificates, Series 2001-1, Class A-2     7.11     9/18/2011        507
    421    First Auto Receivables Group Trust,
             Pass-Through Certificates,
             Series 2003-1, Class A1(c)                 1.32     5/17/2004        421
    358    Norwest Asset Securities Corp.,
             Collateralized Mortgage Obligation
             Series 1998-20, Class A21                  6.75     9/25/2028        358
                                                                             --------
           Total asset-backed securities (cost: $2,769)                         2,770
                                                                             --------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS (40.2%)

           FANNIE MAE DEBENTURES (6.4%)
    700    4.375%, 9/15/2012                                                      734
  1,140    6.625%, 10/15/2007                                                   1,338
                                                                             --------
                                                                                2,072
                                                                             --------
           FANNIE MAE MORTGAGE PASS-THROUGH SECURITIES (5.9%)
    999    5.00%, 6/01/2033                                                     1,016
    779    6.50%, 4/01/2031-2/01/2032                                             812
     90    7.00%, 10/01/2026                                                       96
                                                                             --------
                                                                                1,924
                                                                             --------
           FANNIE MAE COLLATERALIZED MORTGAGE OBLIGATION (3.2%)
  1,000    7.00%,     12/18/2014                                                1,030
                                                                             --------
           GOVERNMENT NATIONAL MORTGAGE ASSN. (21.6%)
           MORTGAGE PASS-THROUGH SECURITIES
  1,493    5.50%, 2/15/2033                                                     1,558
  2,676    6.00%, 4/15/2028-1/15/2033                                           2,814
  1,057    6.50%, 8/20/2031                                                     1,106
  1,470    7.00%, 6/15/2029-4/15/2032                                           1,553
                                                                             --------
                                                                                7,031
                                                                             --------
           OTHER U.S. GOVERNMENT AGENCY (3.1%)
  1,000    Rowan Co., Inc. Title XI,
             Guaranteed Bond                            2.80%   10/20/2013        992
                                                                             --------
           Total U.S. government agency obligations
             (cost: $12,541)                                                   13,049
                                                                             --------
                           U.S. TREASURY SECURITIES (6.2%)

           U.S. TREASURY BOND (3.1%)
    940    5.25%, 11/15/2028                                                    1,024
                                                                             --------
           U.S. TREASURY INFLATION-INDEXED NOTES (3.1%)(e)
    412    3.50%, 1/15/2011                                                       468
    476    3.875%, 1/15/2009                                                      546
                                                                             --------
           Total U.S. Treasury securities (cost: $1,781)                        1,014
                                                                             --------
                                                                                2,038
                                                                             --------
                                MUNICIPAL BONDS (4.7%)

    500    Brazos River Authority Texas PCRB(b)         5.40     4/01/2030        525
  1,000    New Jersey Turnpike Auth. RB,
             Series 2003B(LOC)(h)                       4.25     1/01/2016        998
                                                                             --------
           Total municipal bonds (cost: $1,517)                                 1,523
                                                                             --------

  Number
of Shares
---------
                                    STOCKS (6.6%)

           COMMON STOCK (0.2%)
  2,400    FleetBoston Financial Corp. (cost: $70)                                 71
                                                                             --------
           PREFERRED STOCKS (6.4%)
  2,014    CarrAmerica Realty Corp., depositary
             shares "B", 8.57% cumulative redeemable                               51
  1,000    Equity Office Properties Trust, depositary
             shares "C", 8.625% cumulative redeemable                              25
  7,000    Equity Office Properties Trust, depositary
             shares "G", 7.75% cumulative redeemable                              194
 12,000    Equity Residential Properties Trust, depositary
             shares "C", 9.125% cumulative redeemable                             335
 12,000    Gables Residential Trust "D", 7.50%
             cumulative redeemable                                                306
 12,000    Kimco Realty Corp. depositary shares "F", 6.65%
             cumulative redeemable                                                309
  3,000    New Plan Excel Realty Trust, Inc. depositary
             shares "E", 7.625% cumulative redeemable                              80

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                            USAA LIFE INCOME FUND

             PORTFOLIO OF INVESTMENTS (Continued)   JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               Market
  Number                                                                       Value
of Shares                         Security                                     (000)
---------                        ----------                                  --------
  6,000    Post Properties, Inc., "A", 8.50% cumulative redeemable           $    327
  6,000    Prologis Trust, Inc., "C", 8.54% cumulative redeemable                 353
  3,500    Weingarten Realty Investors, depositary
           shares "D", 6.75% cumulative redeemable                                 94
                                                                             --------
                                                                                2,074
                                                                             --------
           Total stocks (cost: $1,983)                                          2,145
                                                                             --------

Principal                                            Coupon or                Market
 Amount                                               Discount                Value
 (000)                        Security                  Rate     Maturity     (000)
---------                     --------               ---------   --------    --------
                               CASH EQUIVALENTS (8.6%)

           VARIABLE RATE DEMAND NOTES (5.6%)(g)
$ 1,000    Capital Trust Agency MFH RB,
             Series 1999A(NBGA)(c)                      1.30%   12/01/2032   $  1,000
    800    Vista Funding Corp., Notes,
             Series 2001A(LOC)                          2.02     3/01/2021        800
                                                                             --------
                                                                                1,800
                                                                             --------
           COMMERCIAL PAPER (3.0%)
    985    Wheels, Inc., (c,d)                          1.45     7/10/2003        985
                                                                             --------

           Total cash equivalents (cost: $2,785)                                2,785
                                                                             --------

           Total investments (cost: $31,772)                                 $ 33,696
                                                                             ========

--------------------------------------------------------------------------------

           The following table shows a breakdown of the Fund's entire portfolio by industry concentration.

                     PORTFOLIO SUMMARY BY CONCENTRATION

                                                                           % of
                                                                         Net Assets
                                                                         ----------
U.S. Government                                                             46.4%

Real Estate Investment Trusts                                                8.2

Consumer Finance                                                             6.8

Airlines (asset-backed)                                                      4.6

Asset-Backed Financing                                                       3.9

Packaged Foods & Meat                                                        3.6

Multifamily Housing                                                          3.1

Toll Roads                                                                   3.1

Other Diversified Financial Services                                         3.0

Broadcasting & Cable TV                                                      2.6

Electric Utilities                                                           2.5

Real Estate Management & Development                                         2.5

Diversified Banks                                                            2.0

Integrated Oil & Gas                                                         2.0

Thrifts & Mortgage Finance                                                   1.9

Household Products                                                           1.8

Hypermarkets & Super Centers                                                 1.5

Multi-Utilities & Unregulated Power                                          1.5

Pharmaceuticals                                                              1.5

Air Freight Logistics                                                        1.1
                                                                           -----
Total                                                                      103.6%
                                                                           =====

See accompanying Notes to Portfolios of Investments, page A-29.

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE WORLD GROWTH FUND

             PORTFOLIO OF INVESTMENTS               JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              Market
  Number                                                                      Value
of Shares                         Security                                    (000)
---------                        ----------                                  --------
                                FOREIGN STOCKS (65.1%)

           AUSTRALIA (2.6%)
 27,919    News Corp. Ltd.                                                   $    210
 54,467    QBE Insurance Group Ltd.                                               341
                                                                             --------
                                                                                  551
                                                                             --------
           AUSTRIA (0.6%)
  1,400    Erste Bank der oesterreichischen Sparkassen AG                         124
                                                                             --------
           CANADA (2.9%)
 12,750    BCE, Inc.                                                              292
  2,556    Canadian National Railway Co.                                          123
  2,680    Canadian Natural Resources Ltd.                                        106
  2,060    Talisman Energy, Inc.                                                   94
                                                                             --------
                                                                                  615
                                                                             --------
           FRANCE (11.3%)
  3,635    Aventis S.A.                                                           200
  3,170    Bouygues S.A.                                                           88
  4,390    Cap Gemini S.A.*                                                       156
  4,340    Carrefour S.A.                                                         213
  9,000    France Telecom S.A.                                                    221
  3,400    L'Air Liquide S.A.                                                     505
  7,560    Sanofi-Synthelabo S.A.                                                 444
  3,126    Societe Television Francaise 1                                          96
    820    Total S.A.                                                             124
  4,327    Total S.A. ADR                                                         328
                                                                             --------
                                                                                2,375
                                                                             --------
           GERMANY (0.8%)
  4,330    Bayerische Motoren Werke AG                                            167
                                                                             --------
           HONG KONG (0.0%)(j)
  4,000    Esprit Holdings Ltd.                                                    10
                                                                             --------
           IRELAND (0.7%)
 13,090    Irish Life & Permanent plc                                             141
                                                                             --------
           ITALY (0.6%)
 33,580    Snam Rete Gas S.p.A.                                                   132
                                                                             --------
           JAPAN (8.7%)
  7,000    Canon, Inc.                                                            322
 20,900    Chugai Pharmaceutical Co. Ltd.                                         238
  7,700    Honda Motor Co. Ltd.                                                   292
     38    Japan Telecom Holdings Co. Ltd.                                        116
     41    KDDI Corp.                                                             159
 22,000    Nissan Motor Co. Ltd.                                                  211
  2,000    Ono Pharmaceutical Co. Ltd.                                             62
  6,000    Shiseido Co. Ltd.                                                       58
  3,600    Sony Corp.                                                             101
  2,100    Takeda Chemical Industries Ltd.                                         78
  7,000    Tokyo Broadcasting System Ltd.                                          85
 35,000    Tokyo Gas Co. Ltd.                                                     101
                                                                             --------
                                                                                1,823
                                                                             --------
           KOREA (0.4%)
    290    Samsung Electronics Co. Ltd.                                            86
                                                                             --------
           NETHERLANDS (4.2%)
 34,820    Reed Elsevier N.V.                                                     411
  7,100    STMicroelectronics N.V.                                                149
  5,970    Unilever N.V. ADR                                                      321
                                                                             --------
                                                                                  881
                                                                             --------
           NORWAY (1.0%)
 29,200    DNB Holdings ASA                                                       144
  1,900    Gjensidige NOR ASA                                                      67
                                                                             --------
                                                                                  211
                                                                             --------
           SINGAPORE (2.3%)
 28,000    DBS Group Holdings Ltd.                                                164
    613    Haw Par Corp. Ltd.                                                       2
209,000    Singapore Telecommunications Ltd.                                      179
 20,600    United Overseas Bank Ltd.                                              145
                                                                             --------
                                                                                  490
                                                                             --------
           SPAIN (2.5%)
 12,390    Iberdrola S.A.                                                         215
 26,701    Telefonica S.A.*                                                       310
                                                                             --------
                                                                                  525
                                                                             --------
           SWEDEN (0.9%)
  7,900    Hennes & Mauritz AB "B"                                                182
                                                                             --------
           SWITZERLAND (7.0%)
  1,243    Nestle S.A.                                                            257
 11,800    Novartis AG                                                            468
  5,141    Syngenta AG                                                            258
    353    Synthes-Stratec, Inc.                                                  254
  4,088    UBS AG                                                                 228
                                                                             --------
                                                                                1,465
                                                                             --------
           UNITED KINGDOM (18.6%)
  9,320    ACE Ltd.                                                               320
  3,990    AstraZeneca plc                                                        160
 30,120    BOC Group plc                                                          387
 34,440    BP plc                                                                 239
 13,970    British Sky Broadcasting Group plc*                                    155
  6,150    Capital Radio plc                                                       52
 45,170    Diageo plc                                                             483
  9,880    GlaxoSmithKline plc                                                    200
171,360    Granada plc                                                            258
 56,693    Kingfisher plc                                                         260
 12,510    Next plc                                                               212
 30,800    Reckitt Benckiser plc                                                  566
  8,092    Royal Bank Scotland Group plc                                          228
134,680    Vodafone Group plc                                                     264
 26,510    William Hill plc                                                       125
                                                                             --------
                                                                                3,909
                                                                             --------
           Total foreign stocks (cost: $12,140)                                13,687
                                                                             --------

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE WORLD GROWTH FUND

             PORTFOLIO OF INVESTMENTS (Continued)   JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              Market
  Number                                                                      Value
of Shares                         Security                                    (000)
---------                        ----------                                  --------
                               DOMESTIC STOCKS (33.5%)

           AIR FREIGHT & LOGISTICS (1.1%)
  3,690    FedEx Corp.                                                       $    229
                                                                             --------
           APPAREL RETAIL (0.8%)
  8,600    TJX Companies, Inc.                                                    162
                                                                             --------
           APPLICATION SOFTWARE (0.5%)
  5,700    PeopleSoft, Inc.*                                                      100
                                                                             --------
           COMPUTER HARDWARE (1.6%)
  8,590    Hewlett-Packard Co.                                                    183
  1,850    IBM Corp.                                                              153
                                                                             --------
                                                                                  336
                                                                             --------
           DIVERSIFIED COMMERCIAL SERVICES (0.8%)
  7,420    ARAMARK Corp. "B"*                                                     166
                                                                             --------
           ELECTRONIC EQUIPMENT MANUFACTURERS (1.4%)
  4,000    Thermo Electron Corp.*                                                  84
  7,200    Waters Corp.*                                                          210
                                                                             --------
                                                                                  294
                                                                             --------
           FOOTWEAR (0.9%)
  3,630    Nike, Inc. "B"                                                         194
                                                                             --------
           HEALTH CARE DISTRIBUTORS (0.6%)
  1,900    AmerisourceBergen Corp.                                                132
                                                                             --------
           HEALTH CARE SERVICES (0.7%)
  5,000    Lincare Holdings, Inc.*                                                157
                                                                             --------
           HOME IMPROVEMENT RETAIL (1.0%)
  6,570    Home Depot, Inc.                                                       218
                                                                             --------
           INDUSTRIAL GASES (2.6%)
  4,940    Air Products & Chemicals, Inc.                                         205
  5,550    Praxair, Inc.                                                          334
                                                                             --------
                                                                                  539
                                                                             --------
           INTEGRATED OIL & GAS (0.8%)
  2,931    ConocoPhillips                                                         161
                                                                             --------
           INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
  8,070    BellSouth Corp.                                                        215
  6,490    Verizon Communications, Inc.                                           256
                                                                             --------
                                                                                  471
                                                                             --------
           INVESTMENT BANKING & BROKERAGE (1.0%)
  4,420    Merrill Lynch & Co., Inc.                                              206
                                                                             --------
           LIFE & HEALTH INSURANCE (0.7%)
  5,470    MetLife, Inc.                                                          155
                                                                             --------
           MOVIES & ENTERTAINMENT (3.2%)
 25,520    AOL Time Warner, Inc.*                                                 411
  5,900    Viacom, Inc. "B"*                                                      257
                                                                             --------
                                                                                  668
                                                                             --------
           OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
  6,160    Citigroup, Inc.                                                        264
                                                                             --------
           PACKAGED FOODS & MEAT (0.7%)
  3,480    J.M. Smucker Co.                                                       139
                                                                             --------
           PERSONAL PRODUCTS (0.6%)
  2,570    Alberto-Culver Co. "B"                                                 131
                                                                             --------
           PHARMACEUTICALS (2.9%)
  6,220    Johnson & Johnson, Inc.                                                321
  5,590    Pfizer, Inc.                                                           191
  5,800    Schering-Plough Corp.                                                  108
                                                                             --------
                                                                                  620
                                                                             --------
           PROPERTY & CASUALTY INSURANCE (0.4%)
  2,300    St. Paul Companies, Inc.                                                84
                                                                             --------
           RAILROADS (1.0%)
  3,600    Burlington Northern Santa Fe Corp.                                     102
  1,700    Union Pacific Corp.                                                     99
                                                                             --------
                                                                                  201
                                                                             --------
           REGIONAL BANKS (1.9%)
  6,770    SouthTrust Corp.                                                       184
  3,600    SunTrust Banks, Inc.                                                   214
                                                                             --------
                                                                                  398
                                                                             --------
           RESTAURANTS (1.4%)
  9,700    Yum! Brands, Inc.*                                                     287
                                                                             --------
           SOFT DRINKS (1.5%)
  6,990    PepsiCo, Inc.                                                          311
                                                                             --------
           SYSTEMS SOFTWARE (2.0%)
  8,890    Microsoft Corp.                                                        228
  8,690    Network Associates, Inc.*                                              110
  2,030    Symantec Corp.*                                                         89
                                                                             --------
                                                                                  427
                                                                             --------
           Total domestic stocks (cost: $6,576)                                 7,050
                                                                             --------

Principal
 Amount
 (000)
---------
                            MONEY MARKET INSTRUMENT (1.0%)

$   214    Federal Home Loan Bank Consolidation DN,
             0.95%, 7/01/2003 (cost: $214)                                        214
                                                                             --------
           Total investments (cost: $18,930)                                 $ 20,951
                                                                             ========

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA LIFE WORLD GROWTH FUND

             PORTFOLIO OF INVESTMENTS (Continued)   JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

           The following table shows a breakdown of the Fund's entire portfolio by industry concentration.

                       PORTFOLIO SUMMARY BY CONCENTRATION

                                                                           % of
                                                                         Net Assets
                                                                         ----------
Pharmaceuticals                                                             11.7%

Integrated Telecommunication Services                                        8.3

Industrial Gases                                                             5.0

Movies & Entertainment                                                       4.4

Diversified Banks                                                            4.3

Property & Casualty Insurance                                                3.5

Packaged Foods & Meat                                                        3.4

Automobile Manufacturers                                                     3.2

Electronic Equipment Manufacturers                                           2.9

Broadcasting & Cable TV                                                      2.8

Apparel Retail                                                               2.7

Household Products                                                           2.7

Oil & Gas Exploration & Production                                           2.7

Regional Banks                                                               2.5

Distillers & Vintners                                                        2.3

Home Improvement Retail                                                      2.3

Integrated Oil & Gas                                                         2.3

Other Diversified Financial Services                                         2.3

Publishing                                                                   2.0

Systems Software                                                             2.0

Diversified Chemicals                                                        1.8

Computer Hardware                                                            1.6

Railroads                                                                    1.5

Soft Drinks                                                                  1.5

Restaurants                                                                  1.4

Wireless Telecommunication Services                                          1.3

Health Care Equipment                                                        1.2

Specialty Chemicals                                                          1.2

Air Freight & Logistics                                                      1.1

Electric Utilities                                                           1.0

Food Retail                                                                  1.0

Investment Banking & Brokerage                                               1.0

U.S. Government                                                              1.0

Other                                                                        9.7
                                                                            ----
Total                                                                       99.6%
                                                                            ====

See accompanying Notes to Portfolios of Investments, page A-29.

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO PORTFOLIOS OF INVESTMENTS

                                                    JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at June 30, 2003.

(b) Security has a mandatory put effective May 1, 2006, which shortens its effective maturity date.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to qualified institutional buyers as defined by Rule 144A, and as such is generally deemed by USAA Investment Management Company (the Manager) to be liquid under guidelines approved by the Board of Trustees.

(d) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Trustees.

(e) U.S. Treasury Inflation-Indexed Notes - Securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least the face value of these securities in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

(f) Variable rate security - Interest rate is adjusted at a stipulated time, such as monthly or quarterly, to reflect current market conditions.

(g) Variable rate demand note (VRDN) - Provides the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

(h) At June 30, 2003, the cost of securities purchased on a when-issued basis for the USAA Life Income Fund was $1,000,000.

(i) Investment was purchased with the cash collateral proceeds received from securities loaned.

(j) Represents less than 0.1% of net assets.

* Non-income-producing security for the 12 months preceding June 30, 2003.

PORTFOLIO DESCRIPTION ABBREVIATIONS

DN        Discount Note
--------------------------------------------------------------------------------
MFH       Multifamily Housing
--------------------------------------------------------------------------------
PCRB      Pollution Control Revenue Bond
--------------------------------------------------------------------------------
RB        Revenue Bond
--------------------------------------------------------------------------------

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due.
A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

(LOC) Enhanced by a bank letter of credit.
--------------------------------------------------------------------------------
(NBGA) Enhanced by a non-bank guarantee agreement.
--------------------------------------------------------------------------------

See accompanying Notes to Financial Statements, page A-34.

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                     STATEMENTS OF ASSETS AND LIABILITIES

           (In Thousands, Except Per Share Data)    JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      USAA LIFE     USAA LIFE    USAA LIFE   USAA LIFE    USAA LIFE
                                                      AGGRESSIVE   DIVERSIFIED  GROWTH AND    INCOME    WORLD GROWTH
                                                     GROWTH FUND   ASSETS FUND  INCOME FUND    FUND         FUND
                                                     -----------   -----------  -----------  ---------  ------------
ASSETS
   Investments in securities, at market value*
      (identified cost of $16,311, $37,765, $45,365,
      $31,772, and $18,930, respectively)              $18,768       $40,747      $50,087       $33,696     $20,951
   Cash                                                     99             1            -             -           -
   Cash denominated in foreign currencies
      (identified cost of $11)                               -             -            -             -           9
   Receivables:
      Capital shares sold                                   16             -            9             -           -
      Dividends and interest                                 7           194           41           286          34
      Securities sold                                      119           361          805             -          91
      USAA Life                                              2             3            6             -           5
                                                       -------       -------      -------       -------     -------
         Total assets                                   19,011        41,306       50,948        33,982      21,090
                                                       -------       -------      -------       -------     -------

LIABILITIES
   Payable upon return of securities loaned                202             -            -             -           -
   Securities purchased (when-issued
      securities of $0, $0, $0, $1,000 and $0,
      respectively)                                        411           312          586         1,000          22
   Capital shares redeemed                                   -            42            -           441          15
   Accrued advisory fees                                     -             7            8             6           -
   Accrued administrative fees                               6             7            6             6           -
   Accounts payable and accrued expenses                     6             5            8             2          19
                                                       -------       -------      -------       -------     -------
      Total liabilities                                    625           373          608         1,455          56
                                                       -------       -------      -------       -------     -------
         Net assets applicable to capital
            shares outstanding                         $18,386       $40,933      $50,340       $32,527     $21,034
                                                       =======       =======      =======       =======     =======

NET ASSETS CONSIST OF:
   Paid-in capital                                     $19,613       $41,187      $46,970       $31,657     $21,771
   Accumulated undistributed net
      investment income (loss)                              (2)          529          245           719         147
   Accumulated net realized loss
      on investments                                    (3,682)       (3,765)      (1,597)       (1,773)     (2,904)
   Net unrealized appreciation
      of investments                                     2,457         2,982        4,722         1,924       2,021
   Net unrealized depreciation
      on foreign currency translations                       -             -            -             -          (1)
                                                       -------       -------      -------       -------     -------
   Net assets applicable to
      capital shares outstanding                       $18,386       $40,933      $50,340       $32,527     $21,034
                                                       =======       =======      =======       =======     =======
   Capital shares outstanding, unlimited
      number of shares authorized, no par value          1,456         3,636        3,700         3,014       2,105
                                                       =======       =======      =======       =======     =======
      Net asset value, redemption price,
         and offering price per share                  $ 12.63       $ 11.26      $ 13.61       $ 10.79     $  9.99
                                                       =======       =======      =======       =======     =======
* Including securities on loan of:                     $   195       $     -      $     -       $     -     $     -
                                                       =======       =======      =======       =======     =======

See accompanying Notes to Financial Statements, page A-34

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           STATEMENTS OF OPERATIONS

                                                    SIX-MONTH PERIOD ENDED
                      (In Thousands)               JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     USAA LIFE    USAA LIFE     USAA LIFE    USAA LIFE   USAA LIFE
                                                     AGGRESSIVE  DIVERSIFIED    GROWTH AND     INCOME   WORLD GROWTH
                                                    GROWTH FUND  ASSETS FUND   INCOME FUND      FUND        FUND
                                                    -----------  -----------   -----------   ---------  ------------
NET INVESTMENT INCOME (LOSS):
   Income:
      Dividends (net of foreign taxes withheld
         of $1, $0, $0, $0, and $23, respectively)    $   58       $  168        $  339         $   60      $  218
      Interest                                             3          452             3            708           2
                                                      ------       ------        ------         ------      ------
         Total income                                     61          620           342            768         220
                                                      ------       ------        ------         ------      ------
   Expenses:
      Advisory fees                                       41           38            47             30          34
      Administrative fees                                 30           41            40             35          85
      Custodian's fees                                    18           38            29             14          62
      Shareholder reporting fees                           4            6             9              3           2
      Trustees' fees                                       3            3             3              3           3
      Professional fees                                   15           15            18             17          23
      Other                                                1            1             1              -           1
                                                      ------       ------        ------         ------      ------
         Total expenses                                  112          142           147            102         210
      Expenses reimbursed                                (47)         (48)          (44)           (33)       (136)
      Expenses paid indirectly                            (2)          (3)           (6)            (1)         (1)
                                                      ------       ------        ------         ------      ------
         Net expenses                                     63           91            97             68          73
                                                      ------       ------        ------         ------      ------
            Net investment income (loss)                  (2)         529           245            700         147
                                                      ------       ------        ------         ------      ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCY:
      Net realized gain (loss) on:
         Investments                                    (683)        (530)       (1,321)            96        (551)
         Foreign currency transactions                     -            -             -              -           1
      Change in net unrealized appreciation/
         depreciation of:
            Investments                                3,021        3,590         6,438            525       2,141
            Foreign currency translations                  -            -             -              -          (3)
                                                      ------       ------        ------         ------      ------
               Net realized and unrealized gain        2,338        3,060         5,117            621       1,588
                                                      ------       ------        ------         ------      ------
Increase in net assets resulting
   from operations                                    $2,336       $3,589        $5,362         $1,321      $1,735
                                                      ======       ======        ======         ======      ======

See accompanying Notes to Financial Statements, page A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS

                                       SIX-MONTH PERIOD ENDED JUNE 30, 2003
      (In Thousands)             (UNAUDITED), AND YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------

                                                                      USAA LIFE                       USAA LIFE
                                                                AGGRESSIVE GROWTH FUND         DIVERSIFIED ASSETS FUND
                                                               ------------------------       -------------------------
                                                               6/30/2003     12/31/2002       6/30/2003      12/31/2002
                                                               ---------     ----------       ---------      ----------
From operations:
  Net investment income (loss)                                 $     (2)      $   (69)         $   529         $ 1,352
  Net realized loss on:
    Investments                                                    (683)       (2,506)            (530)         (3,229)
  Change in net unrealized appreciation/depreciation of
    investments                                                   3,021        (5,013)           3,590          (3,848)
                                                               --------       -------          -------         -------
      Increase (decrease) in net assets resulting
        from operations                                           2,336        (7,588)           3,589          (5,725)
                                                               --------       -------          -------         -------

Distributions to shareholders from:
  Net investment income                                               -             -           (1,358)         (1,248)
                                                               --------       -------          -------         -------
  Net realized gains                                                  -             -                -          (2,364)
                                                               --------       -------          -------         -------

From capital share transactions:
  Proceeds from shares sold                                       1,632         1,971            1,913           9,286
  Dividend reinvestments                                              -             -            1,358           3,612
  Cost of shares redeemed                                        (1,423)       (4,346)          (3,545)         (7,448)
                                                               --------       -------          -------         -------
      Increase (decrease) in net assets from
        capital share transactions                                  209        (2,375)            (274)          5,450
                                                               --------       -------          -------         -------

Net increase (decrease) from net assets:                          2,545        (9,963)           1,957          (3,887)
Net assets:
  Beginning of period                                            15,841        25,804           38,976          42,863
                                                               --------       -------          -------         -------
  End of period                                                 $18,386       $15,841          $40,933         $38,976
                                                               ========       =======          =======         =======

Accumulated undistributed net investment income (loss):
  End of period                                                $     (2)      $     -          $   529         $ 1,358
                                                               ========       =======          =======         =======

Change in shares outstanding:
  Shares sold                                                       137           153              174             749
  Shares issued for dividends reinvested                              -             -              123             303
  Shares redeemed                                                  (126)         (339)            (329)           (692)
                                                               --------       -------          -------         -------
    Increase (decrease) in shares outstanding                        11          (186)             (32)            360
                                                               ========       =======          =======         =======

See accompanying notes to financial statements on page A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS

                                      SIX-MONTH PERIOD ENDED JUNE 30, 2003
      (In Thousands)            (UNAUDITED), AND YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------

                                                                       USAA LIFE                         USAA LIFE
                                                                GROWTH AND INCOME FUND                  INCOME FUND
                                                               -------------------------         -------------------------
                                                               6/30/2003      12/31/2002         6/30/2003      12/31/2002
                                                               ---------      ----------         ---------      ----------
From operations:
  Net investment income                                         $   245        $    685           $   700         $ 1,311
  Net realized gain (loss) on:
    Investments                                                  (1,321)          1,778                96            (597)
    Foreign currency translations                                     -               -                 -               -
  Change in net unrealized appreciation/depreciation of:
    Investments                                                   6,438         (17,288)              525           1,077
    Foreign currency translations                                     -               -                 -               -
                                                                -------        --------           -------         -------
      Increase (decrease) in net assets resulting from
        operations                                                5,362         (14,825)            1,321           1,791
                                                                -------        --------           -------         -------

Distributions to shareholders from:
  Net investment income                                            (685)           (960)           (1,330)         (1,219)
                                                                -------        --------           -------         -------
  Net realized gains                                             (2,041)         (1,718)                -               -
                                                                -------        --------           -------         -------

From capital share transactions:
  Proceeds from shares sold                                       1,108           1,865            14,705           7,180
  Dividend reinvestments                                          2,726           2,678             1,330           1,219
  Cost of shares redeemed                                        (4,505)         (9,177)           (9,751)         (5,955)
                                                                -------        --------           -------         -------
      Increase (decrease) in net assets from
        capital share transactions                                 (671)         (4,634)            6,284           2,444
                                                                -------        --------           -------         -------

Net increase (decrease) from net assets:                          1,965         (22,137)            6,275           3,016
Net assets:
  Beginning of period                                            48,375          70,512            26,252          23,236
                                                                -------        --------           -------         -------
  End of period                                                 $50,340        $ 48,375           $32,527         $26,252
                                                                =======        ========           =======         =======

Accumulated undistributed net investment income:
  End of period                                                 $   245        $    685           $   719         $ 1,349
                                                                =======        ========           =======         =======

Change in shares outstanding:
  Shares sold                                                        83             125             1,350             686
  Shares issued for dividends reinvested                            207             168               124             122
  Shares redeemed                                                  (345)           (664)             (895)           (564)
                                                                -------        --------           -------         -------
    Increase (decrease) in shares outstanding                       (55)           (371)              579             244
                                                                =======        ========           =======         =======

                                                                      USAA LIFE
                                                                  WORLD GROWTH FUND
                                                               -------------------------
                                                               6/30/2003      12/31/2002
                                                               ---------      ----------
From operations:
  Net investment income                                         $   147        $   249
  Net realized gain (loss) on:
    Investments                                                    (551)        (1,072)
    Foreign currency translations                                     1            (13)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                   2,141         (2,932)
    Foreign currency translations                                    (3)             4
                                                                -------        -------
      Increase (decrease) in net assets resulting from
        operations                                                1,735         (3,764)
                                                                -------        -------

Distributions to shareholders from:
  Net investment income                                             (25)          (225)
                                                                -------        -------
  Net realized gains                                                  -              -
                                                                -------        -------

From capital share transactions:
  Proceeds from shares sold                                       5,381            472
  Dividend reinvestments                                             25            225
  Cost of shares redeemed                                        (6,041)        (1,983)
                                                                -------        -------
      Increase (decrease) in net assets from
        capital share transactions                                 (635)        (1,286)
                                                                -------        -------

Net increase (decrease) from net assets:                          1,075         (5,275)
Net assets:
  Beginning of period                                            19,959         25,234
                                                                -------        -------
  End of period                                                 $21,034        $19,959
                                                                =======        =======

Accumulated undistributed net investment income:
  End of period                                                 $   147        $    25
                                                                =======        =======

Change in shares outstanding:
  Shares sold                                                       591             45
  Shares issued for dividends reinvested                              3             24
  Shares redeemed                                                  (660)          (196)
                                                                -------        -------
    Increase (decrease) in shares outstanding                       (66)          (127)
                                                                =======        =======

See accompanying notes to financial statements on page A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                                                   JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of five separate funds.

Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance contracts offered by USAA Life Insurance Company (USAA Life), an affiliate of the Funds.

The investment objectives of the Funds are as follows:

USAA LIFE AGGRESSIVE GROWTH FUND: Appreciation of capital.

USAA LIFE DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE GROWTH AND INCOME FUND: Capital growth and secondary objective of current income.

USAA LIFE INCOME FUND: Maximum current income without undue risk to principal.

USAA LIFE WORLD GROWTH FUND: Long-term capital appreciation.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

1 Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

2 Over-the-counter equity securities are generally priced using the Nasdaq Official Closing Price (NOCP) or, if not available, the average of the bid and asked prices.

3 Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4 Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Funds' Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5 Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Funds are valued in good faith at fair value, using methods determined by the investment adviser, USAA Investment Management Company (USAA IMCO), an affiliate of the Funds, and, if applicable, in consultation with a Fund's investment subadviser, under valuation procedures approved by the Board of Trustees.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Accounts and USAA Life. Therefore, no federal income tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective-yield method for long-term securities and the straight-line method for short-term securities.

D. FOREIGN CURRENCY TRANSLATIONS - The assets of each of the Funds except the USAA Life Income Fund may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the accounting records of the Funds are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                                     ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                (Continued)                        JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. At the Funds' tax year-end of December 31, 2003, net realized foreign currency gains/ losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statements of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Funds pay may be reimbursed and used to reduce the Funds' expenses. In addition, through other fee-offset arrangements with certain of the Funds' service providers, realized credits, if any, are used to reduce the Funds' expenses. For the six-month period ended June 30, 2003, these fee-offset arrangements reduced expenses by the following amounts:

USAA Life Aggressive Growth Fund                     $2,000
USAA Life Diversified Assets Fund                     3,000
USAA Life Growth and Income Fund                      6,000
USAA Life Income Fund                                 1,000
USAA Life World Growth Fund                           1,000

F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of a Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2003, the USAA Life Income Fund had entered into net outstanding when-issued commitments of $1,000,000.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2) LINE OF CREDIT

The Funds participate with other USAA funds in a joint, short-term, committed revolving loan agreement of $400 million with USAA Capital Corporation (CAPCO), an affiliate of USAA Life and USAA IMCO. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees in aggregate by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. None of the Funds had any borrowings under this agreement during the six-month period ended June 30, 2003.

3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Funds' tax year-end of December 31, 2003.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Accounts and USAA Life, annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. USAA Life is a shareholder only in the USAA Life World Growth Fund.

At December 31, 2002, the Funds had the following capital loss carryovers for federal income tax purposes (in thousands):

                                 USAA LIFE          USAA LIFE         USAA LIFE       USAA LIFE          USAA LIFE
                                 AGGRESSIVE        DIVERSIFIED        GROWTH AND        INCOME             WORLD
                                GROWTH FUND        ASSETS FUND       INCOME FUND         FUND           GROWTH FUND
                                -----------        -----------       -----------     -----------        -----------
Capital loss carryovers           $(2,801)           $(3,009)            $--           $(1,850)           $(1,999)
Expiration dates                2009 - 2010            2010               --         2008 - 2010        2009 - 2010

The capital loss carryovers will expire during the dates noted above, if not offset by subsequent capital gains. It is unlikely that the Board of Trustees of the Funds will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                                     ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                (Continued)                        JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2003, were as follows (in thousands):

                                 USAA LIFE          USAA LIFE         USAA LIFE       USAA LIFE          USAA LIFE
                                 AGGRESSIVE        DIVERSIFIED        GROWTH AND        INCOME             WORLD
                                GROWTH FUND        ASSETS FUND       INCOME FUND         FUND           GROWTH FUND
                                -----------        -----------       -----------     -----------        -----------
Purchases                       $     8,209        $    10,103       $    16,932     $    13,502        $     6,341
Sales/Maturities                      8,711             12,076            20,264           7,456              6,734

At June 30, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2003, were as follows (in thousands):

                                 USAA LIFE          USAA LIFE         USAA LIFE       USAA LIFE          USAA LIFE
                                 AGGRESSIVE        DIVERSIFIED        GROWTH AND        INCOME             WORLD
                                GROWTH FUND        ASSETS FUND       INCOME FUND         FUND           GROWTH FUND
                                -----------        -----------       -----------     -----------        -----------
Appreciation                    $     2,608        $     3,724       $     6,984     $     1,974        $     2,543
Depreciation                           (151)              (742)           (2,262)            (50)              (522)
                                -----------        -----------       -----------     -----------        -----------

Net                             $     2,457        $     2,982       $     4,722     $     1,924        $     2,021
                                ===========        ===========       ===========     ===========        ===========

5) FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life Aggressive Growth Fund, the USAA Life Diversified Assets Fund, the USAA Life Growth and Income Fund, and the USAA Life World Growth Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. These Funds may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Funds' portfolios. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counter party to meet the terms of the contract and the Funds foregoing the opportunity for potential profit.

At June 30, 2003, the terms of open currency contracts for the USAA Life World Growth Fund were as follow (in thousands):

Currency Contracts to Buy:

                                          U.S. DOLLAR VALUE      IN EXCHANGE       UNREALIZED      UNREALIZED
EXCHANGE DATE    CONTRACTS TO RECEIVE       AS OF 6/30/03      FOR U.S. DOLLAR    APPRECIATION    DEPRECIATION
-------------    --------------------     -----------------    ---------------    ------------    ------------
   7/01/03         128 Swedish Krona            $ 16                 $ 16             $ -             $ -

Currency Contracts to Sell:

                                            U.S. DOLLAR VALUE       IN EXCHANGE         UNREALIZED        UNREALIZED
EXCHANGE DATE      CONTRACTS TO DELIVER       AS OF 6/30/03       FOR U.S. DOLLAR      APPRECIATION      DEPRECIATION
-------------      --------------------     -----------------     ---------------      ------------      ------------
   7/02/03          37 Australian Dollar        $   25                 $  25               $  -             $  -
   7/01/03           7 Swiss Franc                   5                     5                  -                -
   7/02/03          27 Swiss Franc                  20                    20                  -                -
   7/01/03           9 Euro                         11                    11                  -                -
   7/01/03       1,185 Japanese Yen                 10                    10                  -                -
   7/02/03       1,190 Japanese Yen                 10                    10                  -                -
   7/03/03       1,176 Japanese Yen                 10                    10                  -                -
                                                ------                 -----               ----             ----
                                                $   91                 $  91               $  -             $  -
                                                ======                 =====               ====             ====

                                     ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                (Continued)                        JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

6) LENDING OF PORTFOLIO SECURITIES

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Funds retain a portion of income from the investment of cash received as collateral. Risks to the Funds in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of June 30, 2003, the USAA Life Aggressive Growth Fund loaned securities having a fair market value of approximately $195,000 and received cash collateral of $202,000 for the loans. Of this amount, $189,000 was invested in securities, as noted in the Fund's portfolio of investments, and $13,000 remained in cash.

7) TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES - USAA IMCO carries out the Funds' investment policies, directly manages the non-equity portions of the Funds' assets, and provides portfolio management oversight of the Funds' assets managed by subadvisers. USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed at an annualized rate of 0.50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, 0.35% of the monthly average net assets of the USAA Life World Growth Fund, and 0.20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month. For the six-month period ended June 30, 2003, the Funds incurred the following advisory fees, paid or payable to USAA IMCO, excluding expense reimbursements:

USAA Life Aggressive Growth Fund                       $41,000
USAA Life Diversified Assets Fund                       38,000
USAA Life Growth and Income Fund                        47,000
USAA Life Income Fund                                   30,000
USAA Life World Growth Fund                             34,000

B. SUBADVISORY ARRANGEMENTS - USAA IMCO has entered into subadvisory agreements with the subadvisers listed below, under which the subadvisers direct the investment and reinvestment of the portions of the Funds' assets invested in equity securities (as allocated from time to time by USAA IMCO). USAA IMCO (not the Funds) pays each subadviser a subadvisory fee.

Marisco Capital Management, LLC:
   USAA Life Aggressive Growth Fund

MFS Investment Management:
   USAA Life World Growth Fund

Wellington Management Company, LLP:
   USAA Life Diversified Assets Fund
   USAA Life Growth and Income Fund

C. ADMINISTRATIVE FEES - As outlined in the Administrative Services Agreement between USAA Life and the Trust, USAA Life provides certain management, administrative, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide such services. Under a separate arrangement between USAA Life and USAA IMCO, USAA Life delegates certain mutual fund accounting and financial reporting duties under the Administrative Services Agreement to USAA IMCO and reimburses USAA IMCO for its costs in providing these services. For the six-month period ended June 30, 2003, the Funds paid USAA Life the following administrative fees, excluding expense reimbursements:

USAA Life Aggressive Growth Fund                        $30,000
USAA Life Diversified Assets Fund                        41,000
USAA Life Growth and Income Fund                         40,000
USAA Life Income Fund                                    35,000
USAA Life World Growth Fund                              85,000

D. EXPENSES REIMBURSED - USAA Life, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed 0.95% of the monthly average net assets of the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund, 0.75% of the monthly average net assets of the USAA Life Diversified Assets Fund, 0.60% of the monthly average net assets of the USAA Life Growth and Income Fund, and 0.65% of the monthly average net assets of the USAA Life Income Fund, excluding the effect of any fee-offset arrangements. Prior to May 1, 2003, the expense limitations were 0.65% of the monthly average net assets of the USAA Life World Growth Fund, 0.70% of the monthly average net assets of the USAA Life Aggressive Growth Fund, and 0.35% of the monthly average net assets of each other Fund. Expenses include advisory and administrative fees discussed above. During the six-month period ended June 30, 2003, USAA Life reimbursed the Funds in the following amounts for expenses exceeding the above limitations:

USAA Life Aggressive Growth Fund                         $ 47,000
USAA Life Diversified Assets Fund                          48,000
USAA Life Growth and Income Fund                           44,000
USAA Life Income Fund                                      33,000
USAA Life World Growth Fund                               136,000

E. UNDERWRITING AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts

                                     ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                (Continued)                        JUNE 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

basis. USAA IMCO receives no commissions or fees for this service.

F. SHARE OWNERSHIP - At June 30, 2003, USAA Life owned 722,000 shares (34%) of the USAA Life World Growth Fund. All other shares are owned by the Separate Accounts.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of USAA Life or USAA IMCO. None of the affiliated trustees or Fund officers received any compensation from the Funds.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS

            (Continued)                             JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS

   PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                        USAA LIFE AGGRESSIVE GROWTH FUND
                                              ================================================================================
                                                SIX-MONTH                            YEAR ENDED DECEMBER 31,
                                               PERIOD ENDED    ---------------------------------------------------------------
                                              JUNE 30, 2003      2002         2001         2000       1999         1998
                                              -------------    -------      -------      -------     -------     -------
Net asset value at beginning of period         $ 10.96         $ 15.82      $ 20.67      $ 25.03     $ 13.87     $ 11.70
                                               -------         -------      -------      -------     -------     -------
Income (loss) from investment operations:
   Net investment loss                               -(a)         (.04)(a)     (.06)(a)     (.05)(a)    (.07)(a)    (.05)(a)
   Net realized and unrealized gain (loss)        1.67(a)        (4.82)(a)    (4.78)(a)    (3.81)(a)   13.06(a)     2.39(a)
                                               -------         -------      -------      -------     -------     -------
Total from investment operations                  1.67(a)        (4.86)(a)    (4.84)(a)    (3.86)(a)   12.99(a)     2.34(a)
                                               -------         -------      -------      -------     -------     -------
Less distributions:
   From realized capital gains                       -               -         (.01)        (.50)      (1.83)       (.17)
                                               -------         -------      -------      -------     -------     -------
Net asset value at end of period               $ 12.63         $ 10.96      $ 15.82      $ 20.67     $ 25.03     $ 13.87
                                               =======         =======      =======      =======     =======     =======
Total return (%)*                                15.24          (30.72)      (23.44)      (15.43)      94.34       20.14
Net assets at end of period (000)              $18,386         $15,841      $25,804      $69,242     $58,751     $29,201
Ratio of expenses to average net assets (%)**      .79(b,c,d)      .70(d)       .70          .70         .70         .70
Ratio of expenses to average net assets
   excluding reimbursements (%)**                 1.37(b,d)       1.18(d)      1.03          .76         .94         .84
Ratio of net investment loss
   to average net assets (%)**                    (.02)(b)        (.34)        (.33)        (.20)       (.43)       (.41)
Portfolio turnover (%)                           51.16          265.66       116.09        23.51       56.63       50.48

                                                                       USAA LIFE DIVERSIFIED ASSETS FUND
                                              ============================================================================
                                                SIX-MONTH                            YEAR ENDED DECEMBER 31,
                                               PERIOD ENDED    -----------------------------------------------------------
                                              JUNE 30, 2003      2002         2001          2000       1999          1998
                                              -------------    -------      -------       -------     -------      -------
Net asset value at beginning of period         $ 10.63         $ 12.96      $ 12.90       $ 12.41     $ 15.07      $ 14.48
                                               -------         -------      -------       -------     -------      -------
Income (loss) from investment operations:
   Net investment income                           .16             .32          .42(a,e)      .49         .52          .55
   Net realized and unrealized gain (loss)         .85           (1.69)        1.28(a,e)      .01         .64          .85
                                               -------         -------      -------       -------     -------      -------
Total from investment operations                  1.01           (1.37)        1.70(a,e)      .50        1.16         1.40
                                               -------         -------      -------       -------     -------      -------
Less distributions:
   From net investment income                     (.38)           (.33)        (.48)         (.01)       (.52)        (.55)
   From realized capital gains                       -            (.63)       (1.16)            -       (3.30)        (.26)
                                               -------         -------      -------       -------     -------      -------
Total distributions                               (.38)           (.96)       (1.64)         (.01)      (3.82)        (.81)
                                               -------         -------      -------       -------     -------      -------
Net asset value at end of period               $ 11.26         $ 10.63      $ 12.96       $ 12.90     $ 12.41      $ 15.07
                                               =======         =======      =======       =======     =======      =======
Total return (%)*                                 9.63          (11.37)       13.36          4.02        7.58         9.63
Net assets at end of period (000)              $40,933         $38,976      $42,863       $33,610     $39,973      $60,570
Ratio of expenses to average net assets (%)**      .49(b,c,d)      .35(d)       .35           .35         .35          .35
Ratio of expenses to average net assets
   excluding reimbursements (%)**                  .72(b,d)        .58(d)       .59           .60         .50          .45
Ratio of net investment income
   to average net assets (%)**                    2.75(b)         3.14         3.26(e)       3.70        3.37         3.72
Portfolio turnover (%)                            26.4          111.63        41.62         61.98       38.75        29.67

*   Assumes reinvestment of all dividend income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the six-month period ended June 30, 2003, average net assets for the USAA Life Aggressive Growth Fund and the USAA
    Life Diversified Assets Fund were $16,417,000 and $38,882,000, respectively.
(a) Calculated using average shares. For the six-month period ended June 30, 2003, average shares for the USAA Life
    Aggressive Fund were 1,430,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective May 1, 2003, USAA Life voluntarily agreed to limit through April 30, 2004, the expense ratios of the USAA
    Life Aggressive Growth Fund and the USAA Life Diversified Assets Fund to 0.95% and 0.75%, respectively, of the Funds'
    average net assets excluding any fee-offset arrangements, and reimburse the Funds for all expenses in excess of that amount.
(d) Reflects total expenses excluding any fee-offset arrangements, which decreased the Funds' expense ratios as follows:
    USAA Life Aggressive Growth Fund           (.02%)          (.01%)       n/a           n/a         n/a          n/a
    USAA Life Diversified Assets Fund          (.02%)             -         n/a           n/a         n/a          n/a
(e) In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no impact on these amounts.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS

             (Continued)                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                        USAA LIFE GROWTH AND INCOME FUND
                                              =============================================================================
                                                SIX-MONTH                            YEAR ENDED DECEMBER 31,
                                               PERIOD ENDED    ------------------------------------------------------------
                                              JUNE 30, 2003      2002         2001          2000        1999         1998
                                              -------------    -------      -------       -------     -------      --------
Net asset value at beginning of period         $ 12.88         $ 17.09      $ 19.39       $ 18.75     $ 18.15      $  17.98
                                               -------         -------      -------       -------     -------      --------
Income (loss) from investment operations:
   Net investment income                           .08             .19          .24           .18         .27           .28
   Net realized and unrealized gain (loss)        1.43           (3.74)       (1.27)          .51        2.39           .97
                                               -------         -------      -------       -------     -------      --------
Total from investment operations                  1.51           (3.55)       (1.03)          .69        2.66          1.25
                                               -------         -------      -------       -------     -------      --------
Less distributions:
   From net investment income                     (.20)           (.24)        (.27)         (.01)       (.27)         (.28)
   From realized capital gains                    (.58)           (.42)       (1.00)         (.04)      (1.79)         (.80)
                                               -------         -------      -------       -------     -------      --------
Total distributions                               (.78)           (.66)       (1.27)         (.05)      (2.06)        (1.08)
                                               -------         -------      -------       -------     -------      --------
Net asset value at end of period               $ 13.61         $ 12.88      $ 17.09       $ 19.39     $ 18.75      $  18.15
                                               =======         =======      =======       =======     =======      ========
Total return (%)*                                11.94          (21.50)       (5.89)         3.70       14.67          6.93
Net assets at end of period (000)              $50,340         $48,375      $70,512       $77,746     $84,112      $100,438
Ratio of expenses to average net assets (%)**      .44(b,c,d)      .35(d)       .35           .35         .35           .35
Ratio of expenses to average net assets
   excluding reimbursements (%)**                  .60(b,d)        .46(d)       .42           .40         .37           .37
Ratio of net investment income
   to average net assets (%)**                    1.04(b)         1.16         1.31          1.36        1.31          1.55
Portfolio turnover (%)                           35.76           88.68        25.63         20.19       19.50         37.75

                                                                            USAA LIFE INCOME FUND
                                              =============================================================================
                                                SIX-MONTH                           YEAR ENDED DECEMBER 31,
                                               PERIOD ENDED    ------------------------------------------------------------
                                              JUNE 30, 2003      2002         2001          2000        1999         1998
                                              -------------    -------      -------       -------     -------      --------
Net asset value at beginning of period         $ 10.78         $ 10.61      $ 10.43       $  9.14     $ 10.89      $  10.96
                                               -------         -------      -------       -------     -------      --------
Income (loss) from investment operations:
   Net investment income                           .16             .61          .68(a,e)      .70         .96           .66
   Net realized and unrealized gain (loss)         .32             .18          .04(a,e)      .59       (1.52)          .35
                                               -------         -------      -------       -------     -------      --------
Total from investment operations                   .48             .79          .72(a,e)     1.29        (.56)         1.01
                                               -------         -------      -------       -------     -------      --------
Less distributions:
   From net investment income                     (.47)           (.62)        (.54)            -        (.96)         (.66)
   From realized capital gains                       -               -            -             -        (.23)         (.42)
                                               -------         -------      -------       -------     -------      --------
Total distributions                               (.47)           (.62)        (.54)            -       (1.19)        (1.08)
                                               -------         -------      -------       -------     -------      --------
Net asset value at end of period               $ 10.79         $ 10.78      $ 10.61       $ 10.43     $  9.14      $  10.89
                                               =======         =======      =======       =======     =======      ========
Total return (%)*                                 4.43            7.95         7.21         14.00       (5.17)         9.17
Net assets at end of period (000)              $32,527         $26,252      $23,236       $13,500     $16,221      $ 41,249
Ratio of expenses to average net assets (%)**      .46(b,c,d)      .35(d)       .35           .35         .35           .35
Ratio of expenses to average net assets
   excluding reimbursements (%)**                  .68(b,d)        .71(d)       .85          1.15         .68           .55
Ratio of net investment income
   to average net assets (%)**                    4.71(b)         5.67         6.32(e)       6.98        6.56          6.62
Portfolio turnover (%)                           27.97           54.63        55.79         68.10       41.36         61.79

*   Assumes reinvestment of all dividend income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the six-month period ended June 30, 2003, average net assets for the USAA Life Growth and Income Fund and the USAA
    Life Income Fund were $47,599,000 and $30,000,000, respectively.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective May 1, 2003, USAA Life voluntarily agreed to limit through April 30, 2004, the expense ratios of the USAA
    Life Growth and Income Fund and the USAA Life Income Fund to 0.60% and 0.65%, respectively, of the Funds' average net assets excluding any fee-offset arrangements, and reimburse the Funds for all expenses in excess of that amount.
(d) Reflects total expenses excluding any fee-offset arrangements, which decreased the Funds' expense ratios as follows:
    USAA Life Growth and Income Fund           (.03%)             -          n/a           n/a         n/a           n/a
    USAA Life Income Fund                      (.01%)          (.01%)        n/a           n/a         n/a           n/a
(e) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 6.31%. None of the other numbers would have changed.

                                     ------

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

             (Continued)                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                        USAA LIFE WORLD GROWTH FUND
                                              =============================================================================
                                               SIX-MONTH                          YEAR ENDED DECEMBER 31,
                                              PERIOD ENDED      -----------------------------------------------------------
                                              JUNE 30, 2003       2002         2001          2000       1999         1998
                                              -------------     --------     --------      --------    -------     --------
Net asset value at beginning of period          $  9.19         $ 10.98      $ 13.41       $ 15.97     $ 14.37      $ 13.34
                                                -------         -------      -------       -------     -------      -------
Income (loss) from investment operations:
   Net investment income                            .07             .11          .13           .12         .13          .16
   Net realized and unrealized gain (loss)          .74           (1.80)       (2.43)        (1.75)       4.30         1.37
                                                -------         -------      -------       -------     -------      -------
Total from investment operations                    .81           (1.69)       (2.30)        (1.63)       4.43         1.53
                                                -------         -------      -------       -------     -------      -------
Less distributions:
   From net investment income                      (.01)           (.10)        (.13)         (.12)       (.13)        (.16)
   From realized capital gains                        -               -            -          (.81)      (2.70)        (.34)
                                                -------         -------      -------       -------     -------      -------
Total distributions                                (.01)           (.10)        (.13)         (.93)      (2.83)        (.50)
                                                -------         -------      -------       -------     -------      -------
Net asset value at end of period                $  9.99         $  9.19      $ 10.98       $ 13.41     $ 15.97      $ 14.37
                                                =======         =======      =======       =======     =======      =======
Total return (%)*                                  8.84          (15.35)      (17.15)       (10.34)      30.93        11.46
Net assets at end of period (000)               $21,034         $19,959      $25,234       $33,262     $33,918      $42,080
Ratio of expenses to average net assets (%)**       .76(a,b,c)      .65(c)       .65           .65         .65          .65
Ratio of expenses to average net assets
   excluding reimbursements (%)**                  2.14(a,c)       1.52(c)      1.11           .83         .75          .66
Ratio of net investment income
   to average net assets (%)**                     1.49(a)         1.12          .99           .82         .91         1.09
Portfolio turnover (%)                            32.64          121.54        49.27         38.37       29.62        55.47

*   Assumes reinvestment of all dividend income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the six-month period ended June 30, 2003, average net assets were $19,785,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Effective May 1, 2003, USAA Life voluntarily agreed to limit through April 30, 2004, the Fund's expense ratio to 0.95%
    of the Fund's average net assets excluding any fee-offset arrangements, and reimburse the Fund for all expenses in excess of that amount.
(c) Reflects total expenses excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                (.01%)          (.01%)        n/a           n/a         n/a          n/a

                                     ------

                      THIS PAGE LEFT BLANK INTENTIONALLY

            ---------------------------------------------------------
                           USAA LIFE INSURANCE COMPANY

                 IF YOU HAVE QUESTIONS OR NEED MORE INFORMATION,
                     PLEASE CALL A USAA LIFE REPRESENTATIVE
                  MONDAY - FRIDAY 7 A.M. TO 8 P.M. CENTRAL TIME

                                 1-800-531-4265
                            (456-9061 IN SAN ANTONIO)

                            -------------------------

                  TO CHECK CONTRACT DETAILS, VIEW FUND ACCOUNT
                   SUMMARIES, OR RECEIVE A PROSPECTUS, ANNUAL
                      OR SEMIANNUAL REPORT ELECTRONICALLY,
                  VISIT OUR ONLINE RESOURCE CENTER AT USAA.COM.

            ---------------------------------------------------------

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road               -------------
    USAA(R)       San Antonio, Texas 78288                 PRSRT STD
                                                              U.S.
                                                            Postage
                                                            P A I D
                                                             USAA
                                                         -------------
--------------------------------------------------------------------------------

[LOGO OF USAA]              WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA           ---------------------------------------------------
                   INSURANCE o BANKING o INVESTMENTS o MEMBER SERVICES

39118-0803                                 (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

Item is not required for a semiannual report.




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not required for a semiannual report.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Life Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.